           As filed with the Securities and Exchange Commission on April 4, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-21079
                                                     ---------


                        AIP ALTERNATIVE STRATEGIES FUNDS
                        --------------------------------
               (Exact name of registrant as specified in charter)



                 701 WESTCHESTER AVENUE, WHITE PLAINS, NY 10604
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)



 MR. LEE SCHULTHEIS, 701 WESTCHESTER AVENUE, SUITE 312W, WHITE PLAINS, NY 10604
 ------------------------------------------------------------------------------
                     (Name and address of agent for service)



                            1-877-LOW-BETA (569-2382)
                            -------------------------
               Registrant's telephone number, including area code



Date of fiscal year end: JULY 31, 2006
                         -------------



Date of reporting period: JANUARY 31, 2006
                          ----------------

ITEM 1. REPORT TO STOCKHOLDERS.

           [ALPHA LOGO]
                                          ALPHA
                                          HEDGED
                                          STRATEGIES
                                          FUND
           A series of AIP Alternative Strategies Funds

       SEMI-ANNUAL REPORT
        JANUARY 31, 2006

  WEB                WWW.AIPFUNDS.COM
  TICKER SYMBOL      ALPHX
  CALL               1.877.LOW.BETA

                                          INVESTMENT ADVISER
                                          ALTERNATIVE INVESTMENT PARTNERS, LLC
                                          The mutual fund adviser dedicated
                                          exclusively to absolute return
                                          strategies(SM)



                                          PORTFOLIO RESEARCH
                                          CONSULTANT
                                          TRUST ADVISORS, LLC
                                          Style Management and
                                          Portfolio Analytics

                         THE HEDGE FUND ALTERNATIVE(SM)

AIP Alternative Strategies Funds
SHAREHOLDER LETTER

March 31, 2005
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

We are pleased to present the Annual Report for the AIP Alternative Strategies Funds, for the period ended January 31, 2006. Alternative Investment Partners
(AIP), the mutual fund manager dedicated exclusively to alternative investment strategies(sm), created the AIP Family of Funds to offer the benefits of absolute return investing to a broad spectrum of individual and institutional investors.

Since its launch over three years ago, the Alpha Hedged Strategies Fund (ticker:
ALPHX -- "Alpha") has been widely covered in the media, as an innovative open-end mutual fund. The Fund seeks to minimize equity market exposure and volatility, by employing a variety of absolute return 'hedged' strategies, approximating an overall "market neutral" positioning. Designed to access the talents of seasoned hedge fund managers (as our sub-advisers) and provide the type of hedged alternative strategies not typically found in open-end mutual funds, we believe Alpha stands apart from the crowd in offering a broad diversity of non-correlating, low beta strategies for conservative investors.

Since inception on September 23, 2002 through our fiscal period ended on January 31, 2006, we feel we have succeeded in providing attractive risk-adjusted returns, as evidenced by Alpha's 7.37% annualized return (vs. 16.55% for the S&P
500), while maintaining a low beta of +.06 (vs. 1.00 for the S&P 500), and an annualized standard deviation of just 4.30% (vs. 14.53% for the S&P 500). The Fund's annualized return for the 12 months ended January 31, 2006 was 7.48% (vs. 10.37% for the S&P 500), and the 3-year annualized return for the same period was 8.33% (vs. 16.42% for the S&P 500).

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and may be obtained by calling 1-877-LOW-BETA. The fund imposes a 2.00% redemption fee for shares redeemed less than 90 calendar days after they are purchased.

Now AIP is taking the concept of alternative investing in mutual funds to the next level. On or about April 28, 2006 we are converting Alpha to a new mutual fund-of-funds structure. Under the new structure, mini non-public mutual funds will be formed for the various strategies currently run in separate accounts within Alpha, by our sub-advisers. Alpha will invest its assets in units of these "underlying funds", all of which are within the AIP Fund Family, with AIP as the adviser, and under the common governance of our Board of Trustees.

In the near-term, very little will have changed for Alpha shareholders. The portfolio post-conversion will be identical on a "look-through" basis as the day prior to conversion. It will behave the same day-to-day under either structure. Investors should experience the same operating fee structure, and the same shareholder features they have come to expect from Alpha.

In the long run, the new structure will allow Alpha to grow ever more diverse, as key factor in keeping the Fund's risk profile down, in terms of market beta and annualized standard deviation. As the goal of hedged strategies is to produce a superior "risk-adjusted" return, this added diversity should provide both a more consistent pattern of returns, and the lowest risk profile possible. The Fund has sought to replicate a typical conservative hedge fund-of-funds portfolio. These types of investment vehicles typically have between 30-40 underlying investment managers and strategies. The new structure will allow the Fund to approach a similar level of diversity over time.

An additional benefit to shareholders will be the establishment of new choices in alternative investing via mutual funds. Concurrent with the conversion of Alpha on or about April 28, 2006, the Beta Hedged Strategies Fund (ticker:
BETAX -- "Beta") will be making its debut.

Beta is designed to produce superior risk-adjusted returns for investors willing to take on a bit of additional risk, relative to Alpha. Beta will target low double-digit to mid teen returns, while still having a market beta of less than half that of the S&P 500, and annualized standard deviation below that of the popular equity index.

The Beta Hedged Strategies Fund performance target listed above should not be considered a forecast of the Fund's performance nor a guarantee of future results.

As investors continue to search for alternatives to funds that have significant exposure to the equity markets, they are seeking out products like Alpha and Beta. This heightened investor interest has recently driven

Alpha's net assets over the $185 million level. As a fully open-end mutual fund that allocates its assets among multiple specialized hedge fund managers (the Fund's sub-advisers), we believe that the Alpha Hedged Strategies Fund represents a compelling opportunity for mutual fund investors, and an attractive alternative to traditional hedge fund-of-funds for many high net worth individuals and financial intermediaries. Alpha seeks to attain more consistently positive annual returns, with lower market exposure risk and volatility, than if it utilized a single manager or single strategy approach.

But we are not looking to rest on our laurels. As evidenced by our anticipated launch of Beta, AIP will endeavor to bring our shareholders a variety of alternative strategy mutual funds, to increase the choice of risk/reward profiles available to investors.

We thank our shareholders for their continued loyalty, as we strive to provide rewarding risk adjusted long-term investment returns.

Very truly yours,

/s/ LEE W. SCHULTHEIS
Lee W. Schultheis
President & Chief Investment Strategist
AIP Alternative Strategies Funds
Alpha Hedged Strategies Fund (ALPHX)

Must be preceded or accompanied by an Alpha Hedged Strategies Fund prospectus. Read it carefully before investing.

FUND DISCLOSURE

The Beta Hedged Strategies Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling 1-877-Low-Beta (569-2382), or visiting www.aipfunds.com. Read it carefully before investing.

Certain hedging techniques and leverage employed in the management of the Funds may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Funds. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Funds. Options held in the Funds may be illiquid and the fund manager may have difficulty closing out a position. The Funds may also invest in:

- smaller capitalized companies -- subject to more abrupt or erratic market movements than larger, more established companies;

- foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

- securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;

- shares of other investment companies that invest in securities and styles similar to the Funds, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Funds intends to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include: merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses.

Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances. An investment in the Funds is not suitable for all investors.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Standard Deviation is a statistical measure of the historical volatility of a mutual fund or portfolio, usually computed using 36 monthly returns.

A correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

Beta measures the sensitivity of rates of return on a fund to general market movements.

Quasar Distributors, LLC, Distributor --

(C) March 2006

                       This page intentionally left blank

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Allocation of Portfolio Assets -- January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

(PIE CHART)

                                                                                                                     LONG/SHORT
                       LONG/SHORT                                                                                     EQUITY -
                        EQUITY -    LONG/SHORT                CONVERTIBLE     FIXED     LONG/SHORT    LONG/SHORT        DEEP
LONG/SHORT EQUITY       EARNINGS     EQUITY -    DISTRESSED      BOND        INCOME      EQUITY -      EQUITY -       DISCOUNT
-MOMENTUM               REVISION      GLOBAL     SECURITIES    ARBITRAGE    ARBITRAGE      REIT      INTERNATIONAL     VALUE
-----------------      ----------   ----------   ----------   -----------   ---------   ----------   -------------   ----------
16                       15.00        11.00        10.00          9.00        9.00         8.00          6.00           6.00


LONG/SHORT EQUITY       MERGER
-MOMENTUM              ARBITRAGE     CASH
-----------------      ---------     ----
16                       5.00        5.00

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Expense Example -- January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/1/05 -- 1/31/06).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Expense Example -- January 31, 2006 (Unaudited) --  (continued)
--------------------------------------------------------------------------------

by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           BEGINNING         ENDING           EXPENSES PAID
                         ACCOUNT VALUE    ACCOUNT VALUE       DURING PERIOD
                            8/1/05           1/31/06       8/1/05 -- 1/31/06(+)
                         -------------    -------------    --------------------
Actual(-)............      $1,000.00        $1,049.10              $34.09
Hypothetical (5%
  return before
  expenses)**........       1,000.00           991.93               33.14

------------------------------
- Excluding interest expense and dividends on short positions, your actual cost of investment in the Fund would be $20.61.

** Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Fund would be $20.17.

(+) Expenses are equal to the Fund's annualized expense ratio, including interest expense and dividends on short positions, of 6.60%, multiplied by the average account value over the period, multiplied by 184/365. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 3.99%.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Expense Example -- January 31, 2006 (Unaudited) --  (continued)
--------------------------------------------------------------------------------

                       This page intentionally left blank

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                           SHARES OR
COMMON STOCKS -- 84.18%+                PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.88%+
Ace Aviation Holdings, Inc.(a)(c)...           21,424       $    669,588
Armor Holdings, Inc.(a)(+)..........            6,320            301,274
Engineered Support Systems,
  Inc.(+)...........................            1,500             64,530
Herley Industries, Inc.(a)(+).......            1,000             17,470
Honeywell International, Inc.(+)....            3,001            115,299
Kaman Corp.(+)......................            8,500            179,095
Sequa Corp.(a)(+)...................            1,500            122,325
                                                            ------------
                                                               1,469,581
                                                            ------------
AGRICULTURAL PRODUCTION
  CROPS -- 0.12%+
Sterling Biotech Ltd.(a)(+).........           73,200            207,863
                                                            ------------
AIR FREIGHT & LOGISTICS -- 0.74%+
FedEx Corp.(+)......................            3,870            391,450
Kitty Hawk, Inc.(a)(+)..............          111,127            106,682
Tnt N.V. ADR(+).....................            2,200             72,160
UTI Worldwide, Inc.(+)..............            6,300            659,799
                                                            ------------
                                                               1,230,091
                                                            ------------
AIR TRANSPORTATION -- 0.36%+
World Air Holdings, Inc.(a)(+)......           68,720            601,987
                                                            ------------
AIRLINES -- 0.26%+
Hawaiian Holdings, Inc.(a)(+).......           98,490            369,338
Lan Airlines S.A. ADR(+)............            1,900             71,820
                                                            ------------
                                                                 441,158
                                                            ------------
AUTO COMPONENTS -- 0.02%+
Dana Corp.(+).......................            7,000             34,090
                                                            ------------
AUTO/TRUCK PARTS &
  EQUIPMENT -- 0.23%+
Motor Industries Co., Ltd.(a)(+)....            2,800            174,479
Oxford Automotive, Inc.(a)(+).......          667,916            213,733
                                                            ------------
                                                                 388,212
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
AUTOMOBILES -- 0.06%+
Fleetwood Enterprises, Inc.(a)(+)...              100       $      1,190
Tata Mtrs Ltd. ADR(+)...............            4,700             75,482
Toyota Motor Corp. ADR(+)...........              300             31,113
                                                            ------------
                                                                 107,785
                                                            ------------
AUTOMOBILES & COMPONENTS -- 0.13%+
Intermet Corp.(a)(+)................           12,439            210,343
                                                            ------------
BANDS, ORCHESTRAS, ACTORS, AND OTHER
  ENTERTAINERS AND ENTERTAINMENT --
  0.25%+
Hollywood Media Corp.(a)(+).........           94,182            419,110
                                                            ------------
BEVERAGES -- 0.51%+
Brown-Forman Corp. -- Class B(+)....            4,900            347,508
Constellation Brands, Inc. -- Class
  A(a)(+)...........................            6,880            183,627
Diageo Plc ADR(+)...................            4,600            276,092
Vincor Intl, Inc.(a)(c).............            2,000             51,798
                                                            ------------
                                                                 859,025
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
BIOTECHNOLOGY -- 3.21%+
Abgenix, Inc.(a)(+).................           15,000       $    331,050
Affymetrix, Inc.(a)(+)..............            7,500            286,350
Alexion Pharmaceuticals,
  Inc.(a)(+)........................            7,200            207,504
Amgen, Inc.(a)(+)...................            3,420            249,284
Celgene Corp.(a)(+).................            8,300            590,545
Chiron Corp.(a)(+)..................           17,500            798,000
Ligand Pharmaceuticals,
  Inc.(a)(+)........................            6,700             83,080
Myogen, Inc.(a)(+)..................            4,400            164,208
Nabi Biopharmaceuticals(a)(+).......           73,689            277,808
Onyx Pharmaceuticals, Inc.(a)(+)....           11,400            320,226
Orchid Cellmark, Inc.(a)(+).........           35,373            249,733
Qlt, Inc.(a)(+).....................           21,600            130,032
Serono S.A. ADR(+)..................           12,200            232,166
Spectrum Pharmaceuticals,
  Inc.(a)(+)........................          139,823            632,000
Speedel Holding AG(a)(+)............            2,350            273,519
Techne Corp.(a)(+)..................            6,000            341,100
Ym Biosciences, Inc.(a)(+)..........           60,400            206,568
                                                            ------------
                                                               5,373,173
                                                            ------------
BUILDING & HOUSING -- 0.04%+
Sekisui House, Ltd. ADR(+)..........            4,200             65,584
                                                            ------------
BUILDING PRODUCTS -- 0.26%+
Griffon Corp.(a)(+).................            2,000             47,200
Unison Co., Ltd.(c).................           18,300            141,710
Water Pik Technologies,
  Inc.(a)(+)........................            9,000            246,150
                                                            ------------
                                                                 435,060
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
CAPITAL MARKETS -- 1.68%+
Affiliated Managers Group,
  Inc.(a)(+)........................            3,730       $    346,144
Ameriprise Financial, Inc.(+).......            2,152             87,565
Credit Suisse Group ADR(+)..........            3,900            228,228
Deutsche Bank AG(+).................            1,200            128,916
Franklin Resources, Inc.(+).........            4,670            459,995
Legg Mason, Inc.(+).................            3,900            505,830
Nomura Holdings, Inc. ADR(+)........            3,500             68,285
Nuveen Investments, Inc.(+).........           12,900            585,273
SWS Group, Inc.(+)..................            7,000            162,610
UBS AG(+)...........................            2,100            228,480
                                                            ------------
                                                               2,801,326
                                                            ------------
CHEMICALS -- 1.54%+
BASF AG ADR(+)......................              900             70,893
BOC Group Plc(c)....................            3,000             79,095
BOC Group Plc ADR(+)................              200             10,576
Cf Industries Holdings, Inc.(+).....           15,000            255,150
Chemtura Corp.(+)...................           34,100            428,637
Engelhard Corp.(+)..................            2,000             80,600
Ferro Corp.(+)......................            5,000             98,350
Finetec Co.(a)(c)...................           20,300            213,596
Great Lakes Carbon Income Fund(c)...           37,700            363,082
Hercules, Inc.(a)(+)................            3,500             40,985
Huntsman Corp.(a)(+)................              500             10,810
MacDermid, Inc.(+)..................              500             15,075
Methanex Corp.(+)...................            3,100             67,177
Rain Calcining(a)(c)................          152,700            161,611
Sensient Technologies Corp.(+)......            3,000             56,880
Tronox, Inc.(+).....................           41,500            619,595
                                                            ------------
                                                               2,572,112
                                                            ------------
COAL -- 0.02%+
Lexington Coal(a)(+)................          124,309             37,293
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
COLD-ROLLED STEEL SHEET, STRIP, AND
  BARS -- 0.03%+
Arcelor S.A. ADR(+).................            1,300       $     45,779
                                                            ------------
COMMERCIAL BANKS -- 1.05%+
ABN AMRO Holding N.V. ADR(+)........            2,600             71,942
Banco Bilbao Vizcaya Argentaria S.A.
  ADR(+)............................            7,100            143,704
Banco Bradesco S.A. ADR(+)..........            1,900             75,886
Bank Montreal Que(+)................            2,400            143,280
Bank of America Corp.(+)............            8,350            369,320
Danske Bank(+)......................              800             28,040
Gold Banc, Inc.(+)..................            3,000             54,480
National Australia Bank Ltd.
  ADR(+)............................            1,100            141,845
PNC Financial Services Group(+).....            6,120            396,943
Shinhan Financial Group Co., Ltd.
  ADR(a)(+).........................            1,500            127,785
Sumitomo Trust and Banking Co., Ltd.
  ADR(+)............................            4,300             47,421
UCBH Holdings, Inc.(+)..............            8,545            148,256
                                                            ------------
                                                               1,748,902
                                                            ------------
COMMERCIAL SERVICES & SUPPLIES --
  1.64%+
Acco Brands Corp.(a)(+).............           19,700            486,590
Equifax, Inc.(+)....................           11,600            444,512
ITT Educational Services,
  Inc.(a)(+)........................            8,900            518,870
Manpower, Inc.(+)...................            5,760            310,061
Resources Connection, Inc.(a)(+)....           12,150            330,358
Ritchie Bros. Auctioneers,
  Inc.(+)...........................            3,100            139,345
School Specialty, Inc.(a)(+)........            2,000             75,100
Teamstaff, Inc.(a)(+)...............           31,707             52,634
Trm Corp.(a)(+).....................           19,809            176,300
Watson Wyatt & Co. Holdings(+)......            6,760            205,774
                                                            ------------
                                                               2,739,544
                                                            ------------
COMMUNICATION SOFTWARE -- 0.13%+
Kornic Systems(a)(c)................           30,900            219,101
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.84%+
3Com Corp.(a)(+)....................           33,900       $    154,923
Adtran, Inc.(+).....................           13,100            384,223
Alcatel S.A. ADR(a)(+)..............           14,530            194,702
Belden CDT, Inc.(+).................            1,000             27,100
Comverse Technology, Inc.(a)(+).....            9,790            268,148
Corning, Inc.(a)(+).................           21,700            528,395
FalconStor Software, Inc.(a)(+).....            4,000             35,600
Harris Corp.(+).....................            9,580            444,800
Nokia OYJ ADR(+)....................            5,100             93,738
Scientific-Atlanta, Inc.(+).........           14,000            598,640
Tandberg Televisjo(a)(c)............           18,200            261,950
Telefonaktiebolaget LM Ericsson
  ADR(+)............................            2,200             80,256
                                                            ------------
                                                               3,072,475
                                                            ------------
COMPUTER SERVICES -- 0.03%+
Sierra Wireless, Inc.(a)(+).........            3,800             49,476
                                                            ------------
COMPUTERS & PERIPHERALS -- 1.30%+
Adaptec, Inc.(a)(+).................           47,700            259,488
Asia Vital Compone(c)...............          302,067            158,680
Freesat, Inc.(a)(c).................           70,569            396,500
Hewlett-Packard Co.(+)..............            9,300            289,974
International Business Machines
  Corp.(+)..........................            3,050            247,965
King Slide Works Co., Ltd.(a)(+)....            7,000             40,274
Maxtor Corp.(a)(+)..................            1,500             13,800
M-Systems Flash Disk
  Pioneers(a)(+)....................            4,700            136,206
Western Digital Corp.(a)(+).........           29,200            638,312
                                                            ------------
                                                               2,181,199
                                                            ------------
CONSTRUCTION & ENGINEERING -- 0.63%+
Foster Wheeler Ltd.(a)(+)...........            9,400            462,950
MasTec, Inc.(a)(+)..................           31,200            375,960
URS Corp.(a)(+).....................            4,860            207,911
                                                            ------------
                                                               1,046,821
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
CONSTRUCTION MACHINERY AND
  EQUIPMENT -- 0.09%+
Komatsu Ltd. ADR(+).................            2,000       $    147,952
                                                            ------------
CONSTRUCTION MATERIALS -- 0.62%+
Cemex S.A. de C.V. ADR(+)...........            2,300            151,754
CRH Plc ADR(+)......................            2,800             89,488
Eagle Materials, Inc. (+)...........            1,750            285,058
Florida Rock Industries, Inc. (+)...            9,300            502,758
                                                            ------------
                                                               1,029,058
                                                            ------------
CONSULTING SERVICES -- 1.31%+
Washington Group International, Inc.
  (+)...............................           36,800          2,184,080
                                                            ------------
CONSUMER FINANCE -- 0.56%+
American Express Co. (+)............            3,500            183,575
Nelnet, Inc.(a)(+)..................           10,400            427,440
Student Loan Corp. (+)..............            1,500            328,500
                                                            ------------
                                                                 939,515
                                                            ------------
CONTAINERS & PACKAGING -- 0.50%+
Longview Fibre Co. (+)..............           11,300            215,265
Packaging Dynamics Corp. (+)........           45,901            617,368
Temple-Inland, Inc. (+).............              100              4,690
                                                            ------------
                                                                 837,323
                                                            ------------
DIVERSIFIED FINANCIAL
  SERVICES -- 0.47%+
Chicago Mercantile Exchange
  Holdings, Inc. (+)................            1,400            592,550
Encore Capital Group, Inc.(a)(+)....            1,000             18,860
GATX Corp. (+)......................            1,000             39,710
ING Groep N.V. ADR(+)...............            3,900            139,425
                                                            ------------
                                                                 790,545
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES -- 2.34%+
AT&T, Inc. (+)......................           20,130       $    522,374
IDT Corp.(a)(+).....................           44,218            546,092
New Skies Satellites Holdings (+)...           11,000            239,140
Nippon Telegraph & Telephone Corp.
  ADR(+)............................           11,700            271,908
Rostelecom ADR(+)...................            9,900            134,640
Sprint Corp. (+)....................            7,000            160,230
TDC A/S(c)..........................            5,000            317,458
Telefonos de Mexico S.A. de CV
  ADR(+)............................            5,800            137,692
Telekom Austria AG ADR(+)...........              700             33,810
Telkom S.A. Ltd. ADR(+).............              400             39,100
Verizon Communications, Inc. (+)....           47,732          1,511,195
                                                            ------------
                                                               3,913,639
                                                            ------------
ELECTRIC UTILITIES -- 0.83%+
Cinergy Corp. (+)...................            5,000            217,250
DPL, Inc. (+).......................            2,000             51,280
Duquesne Light Holdings, Inc. (+)...            4,000             71,920
Endesa S.A. ADR(+)..................           12,000            342,720
NSTAR (+)...........................            3,000             86,220
Scottish Power Plc ADR(+)...........            5,200            211,848
Suez(a)(c)..........................            3,200                 39
TXU Corp. (+).......................            8,000            405,120
                                                            ------------
                                                               1,386,397
                                                            ------------
ELECTRICAL COMPONENTS AND
  ACCESSORIES -- 0.17%+
Gennum Corp.(a)(+)..................            3,400             52,147
Telechips, Inc.(a)(+)...............            8,300            236,614
                                                            ------------
                                                                 288,761
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.24%+
Conergy Ag(a)(c)....................            2,500       $    344,193
Cooper Industries Ltd. (+)..........            3,000            244,950
Energy Conversion Devices,
  Inc.(a)(+)........................            3,100            156,116
Miranda Technologies, Inc.(a)(c)....            9,500            122,018
NEOMAX Co., Ltd.(c).................            4,900            168,757
S.L. Industries, Inc.(a)(+).........            2,000             31,500
SNU Precision Co., Ltd.(a)(+).......            6,180            266,189
Thomas & Betts Corp.(a)(+)..........            8,860            395,599
Ushio, Inc.(c)......................           13,500            344,678
                                                            ------------
                                                               2,074,000
                                                            ------------
ELECTRONIC CONNECTORS -- 0.08%+
Tyco International Ltd. (+).........            5,000            130,250
                                                            ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--
  0.92%+
Agilent Technologies, Inc.(a)(+)....           15,640            530,352
Barco N.V.(c).......................            5,200            439,157
Electronic Control Security,
  Inc.(a)(+)........................          312,200            337,176
Itron, Inc.(a)(+)...................            4,840            231,691
                                                            ------------
                                                               1,538,376
                                                            ------------
ENERGY -- 0.08%+
Wevel-sl Energy Systems(a)(+).......           30,600            139,564
                                                            ------------
ENERGY EQUIPMENT & SERVICES --0.49%+
Dresser-rand Group, Inc.(a)(+)......            8,750            235,638
Nabors Industries Ltd.(a)(+)........            1,600            130,000
Technip ADR(+)......................              600             40,902
Transocean, Inc.(a)(+)..............            5,000            405,750
                                                            ------------
                                                                 812,290
                                                            ------------
FIRE, MARINE, AND CASUALTY
  INSURANCE -- 0.09%+
Millea Holdings, Inc. ADR(+)........            1,600            153,536
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.89%+
Albertson's, Inc. (+)...............           10,000       $    251,500
BJ's Wholesale Club, Inc.(a)(+).....              500             16,070
The Kroger Co.(a)(+)................           17,060            313,904
Sysco Corp. (+).....................            8,450            259,246
The Topps Co., Inc. (+).............           15,000            116,100
Whole Foods Market, Inc. (+)........            7,200            531,864
                                                            ------------
                                                               1,488,684
                                                            ------------
FOOD PRODUCTS -- 3.08%+
Bajaj Hindusthan Ltd.(a)(+).........           30,000            251,694
Campbell Soup Co. (+)...............            2,000             59,860
Chiquita Brands International,
  Inc.(+)...........................           39,498            715,309
Dhampur Sugar(a)(c).................           45,300            230,940
H.J. Heinz Co. (+)..................            2,000             67,880
Hershey Foods Corp. (+).............            7,950            407,040
Imperial Sugar Co. (+)..............           83,858          1,933,766
Industrias Bachoco S.A. DE CV
  ADR(+)............................            9,600            163,200
Kellogg Co. (+).....................            5,780            247,962
Nestle S.A. ADR(+)..................            3,600            263,445
Pilgrim's Pride Corp. (+)...........           20,809            506,491
Sanderson Farms, Inc. (+)...........           10,684            299,152
                                                            ------------
                                                               5,146,739
                                                            ------------
FROZEN SPECIALTIES -- 0.13%+
Groupe Danone ADR(+)................           10,000            224,600
                                                            ------------
HEALTH CARE EQUIPMENT & SUPPLIES --
  2.83%+
Alcon, Inc.(a)(+)...................            1,600            204,672
Animas Corp.(a)(+)..................           15,000            366,300
Bausch & Lomb, Inc. (+).............            5,070            342,478
Becton, Dickinson & Co. (+).........            5,827            377,590
BioVeris Corp.(a)(+)................           46,000            202,400
Conmed Corp.(a)(+)..................            1,500             35,460

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Cyberonics, Inc.(a)(+)..............            3,000       $     90,030
Dade Behring Holdings, Inc. (+).....           16,000            626,080
DJ Orthopedics, Inc.(a)(+)..........            1,000             32,830
Edwards Lifesciences Corp.(a)(+)....            7,235            310,671
Guidant Corp. (+)...................            1,000             73,600
Hospira, Inc.(a)(+).................            7,000            313,250
ICU Medical, Inc.(a)(+).............            5,630            202,905
Inamed Corp.(a)(+)..................            1,600            147,376
Kensey Nash Corp.(a)(+).............            2,000             48,820
Kinetic Concepts, Inc.(a)(+)........            2,000             72,380
Osteotech, Inc.(a)(+)...............            1,000              5,410
PerkinElmer, Inc. (+)...............            9,020            205,115
Photomedex, Inc.(a)(+)..............          308,262            650,433
Resmed, Inc.(a)(+)..................           10,900            429,896
                                                            ------------
                                                               4,737,696
                                                            ------------
HEALTH CARE PROVIDERS & SERVICES --
  4.36%+
Beverly Enterprises, Inc.(a)(+).....           24,000            293,040
Cerner Corp.(a)(+)..................           10,200            459,000
Covance, Inc.(a)(+).................           15,710            892,485
Coventry Health Care, Inc.(a)(+)....            8,850            527,195
DaVita, Inc.(a)(+)..................            9,900            542,025
Express Scripts, Inc.(a)(+).........            7,670            700,194
IMS Health, Inc. (+)................            7,000            172,200
Kindred Healthcare, Inc.(a)(+)......           15,068            345,057
Magellan Health Services,
  Inc.(a)(+)........................            8,530            311,174
Pharmaceutical Product Development,
  Inc. (+)..........................            9,500            657,210
Psychiatric Solutions, Inc.(a)(+)...           11,040            364,210
Renal Care Group, Inc.(a)(+)........            8,000            379,520
Sierra Health Services,
  Inc.(a)(+)........................           15,000            594,300
TLC Vision Corp.(a).................           40,700            309,727
Ventiv Health, Inc.(a)..............           14,000            356,860
Wellpoint, Inc.(a)..................            4,970            381,696
                                                            ------------
                                                               7,285,893
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
HOTELS RESTAURANTS &
  LEISURE -- 3.78%+
Aztar Corp.(a)......................            7,000       $    216,020
Boyd Gaming Corp. ..................            9,400            424,880
Choice Hotels International,
  Inc. .............................           13,100            622,643
Churchill Downs, Inc. ..............            5,000            199,700
Darden Restaurants, Inc. ...........           10,300            418,798
Dave & Buster's, Inc.(a)............            4,800             86,064
Dover Motorsports, Inc. ............           17,000            104,380
Fairmont Hotels & Resorts, Inc. ....            1,000             44,190
GTECH Holdings Corp. ...............            4,000            133,680
Harrah's Entertainment, Inc. .......            1,000             73,600
Hilton Group Plc(c).................           15,000             97,201
Jack in the Box, Inc.(a)............            7,260            288,658
Kerzner International Ltd.(a).......            3,985            259,981
Krispy Kreme Doughnuts, Inc.(a).....          206,386          1,341,509
Marriott International,
  Inc. -- Class A...................            1,000             66,640
McDonald's Corp. ...................            1,000             35,010
Navigant International, Inc.(a).....           41,462            467,691
Panera Bread Co.(a).................            5,400            367,740
Penn National Gaming, Inc.(a).......            7,780            249,738
Station Casinos, Inc. ..............            7,900            528,115
Vail Resorts, Inc.(a)...............            9,700            294,783
                                                            ------------
                                                               6,321,021
                                                            ------------
HOUSEHOLD DURABLES -- 0.27%+
The Black & Decker Corp. ...........            3,130            270,119
Maytag Corp. .......................            1,000             17,220
Topfield Co., Ltd.(ac)..............           17,000            158,607
                                                            ------------
                                                                 445,946
                                                            ------------
HOUSEHOLD PRODUCTS -- 0.30%+
Colgate-Palmolive Co. ..............            9,150            502,244
                                                            ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 1.01%+
Mirant Corp.(a).....................           60,036          1,681,008
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
INDUSTRIAL AUTOMATION -- 0.24%+
Evs Broadcast Equipment S.A.(a).....           11,100       $    403,298
                                                            ------------
INFORMATION RETRIEVAL
  SERVICES -- 0.16%+
Nutri/System, Inc.(a)...............            5,360            262,104
                                                            ------------
INSURANCE -- 0.93%+
Allianz AG ADR......................            4,600             74,290
CNA Surety Corp.(a).................            2,000             32,180
Conseco, Inc.(a)....................            6,032            147,000
Hartford Financial Services Group,
  Inc. .............................            5,000            411,150
Loews Corp. ........................           10,100            465,812
WR Berkley Corp. ...................            8,505            420,147
                                                            ------------
                                                               1,550,579
                                                            ------------
INTERNET & CATALOG RETAIL -- 0.17%+
Priceline.com, Inc.(a)..............           13,160            290,178
                                                            ------------
IT SERVICES -- 0.77%+
Anteon International Corp.(a).......            7,000            386,050
Cognizant Technology Solutions
  Corp.(a)..........................            9,400            492,278
Computer Sciences Corp.(a)..........            1,500             76,050
First Data Corp.(+).................              100              4,510
iPayment, Inc.(a)...................              500             20,820
Paychex, Inc. ......................            8,290            301,342
                                                            ------------
                                                               1,281,050
                                                            ------------
LAND SUBDIVIDERS AND DEVELOPERS,
  EXCEPT CEMETERIES -- 0.12%+
MI Developments, Inc. ..............            6,000            204,540
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
MACHINERY -- 1.83%+
Eaton Corp. ........................            3,160       $    209,192
Flowserve Corp.(a)..................            2,000             91,960
ITT Industries, Inc. ...............            1,500            153,750
Joy Global, Inc. ...................           11,800            637,672
Kennametal, Inc. ...................            5,020            293,670
Kubota Corp. ADR....................            3,200            153,376
Metso Corp. ADR.....................            6,100            199,897
Oshkosh Truck Corp. ................           13,200            650,892
Paccar, Inc. .......................            2,920            203,232
Thermadyne Holdings Corp.(a)........           12,000            179,400
Tsm Tech Co.(ac)....................           13,231            231,798
Watts Water Technologies, Inc. .....            1,500             50,520
                                                            ------------
                                                               3,055,359
                                                            ------------
MEDIA -- 1.51%+
Cablevision Systems Corp.(a)........           16,000            393,600
CBS Corp. ..........................            3,000             78,600
Crown Media Holdings, Inc.(a).......            7,000             63,910
Dow Jones & Co., Inc.(+)............            3,500            133,035
EchoStar Communications Corp.(a)
  (+)...............................            4,000            110,400
Fisher Communications, Inc.(a)......            2,000             85,860
Grupo Televisa S.A. ADR.............            6,330            528,872
Liberty Corp. ......................            6,000            284,160
Lin TV Corp.(a).....................            5,000             51,150
McClatchy Co. ......................            1,500             84,750
Media General, Inc. ................            5,000            239,250
Panamsat Holdings Corp. ............           10,000            247,300
Salem Communications Corp.(a).......            1,000             15,340
Triple Crown Media, Inc.(a).........              500              3,825
Viacom, Inc.(a).....................            3,000            124,500
The Walt Disney Co. ................            1,500             37,965
Young Broadcasting, Inc.(a).........           10,000             35,800
                                                            ------------
                                                               2,518,317
                                                            ------------
MEDICAL -- DRUGS -- 0.10%+
Ilsung Pharm(ac)....................            2,600            159,560
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
MEDICINAL CHEMICALS AND BOTANICAL
  PRODUCTS -- 0.11%+
Novo-Nordisk A/S ADR................            3,200       $    178,592
                                                            ------------
METALS & MINING -- 5.35%+
Agnico-Eagle Mines Ltd. ............            1,200             29,424
Aleris Intl, Inc.(a)................                1                 42
Algoma Steel, Inc.(c)...............           52,259          1,318,494
Allegheny Technologies, Inc. .......           13,600            705,160
Aluminum Corp of China Ltd. ADR.....              500             46,300
Anglo American Plc ADR..............            2,500             97,325
Barrick Gold Corp. .................           12,871            404,922
BHP Billiton Plc ADR................            3,400            128,180
Breakwater Resources Ltd.(a)........          207,000            163,557
Cia de Minas Buenaventura S.A.
  ADR...............................            2,600             72,072
Consol Energy, Inc. ................            7,800            568,620
Dofasco, Inc.(c)....................            3,000            185,549
Falconbridge Ltd. ..................            3,000            100,710
Ipsco, Inc. ........................            1,600            148,128
Ivernia, Inc.(a)(c).................           62,400            122,165
Labrador Iron Ore Royality
  Fund(c)...........................           13,400            333,750
Major Drilling Group Intl,
  Inc.(a)(c)........................           14,400            280,781
Massey Energy Co. ..................            6,100            251,625
Meridian Gold, Inc.(a)..............            1,900             51,642
Monnet Ispat(c).....................           62,300            355,939
Ormet Corp.(a)......................            2,993            449,017
Peabody Energy Corp. ...............            9,200            915,492
Randgold Resources Ltd. ADR(a)......            7,800            139,932
Seah Steel(a)(c)....................            6,300            171,109
Silver Wheaton Corp.(a).............           72,500            564,050
United States Steel Corp. ..........           14,757            881,731
Whx Corp.(a)........................            3,000             31,125
Zinifex Ltd. Zfx Au(a)..............           70,700            420,824
                                                            ------------
                                                               8,937,665
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
MOTOR VEHICLES AND PASSENGER CAR
  BODIES -- 0.09%+
Volvo AB ADR........................            2,900       $    141,433
                                                            ------------
MULTILINE RETAIL -- 1.57%+
Dillard's, Inc. ....................           10,110            261,849
JC Penney Co., Inc. ................            8,020            447,516
Nordstrom, Inc. ....................           13,300            554,876
Sears Holdings Corp.(a).............           11,185          1,358,306
                                                            ------------
                                                               2,622,547
                                                            ------------
MULTI-UTILITIES & UNREGULATED
  POWER -- 0.18%+
MDU Resources Group, Inc. ..........            8,310            300,822
                                                            ------------
NATIONAL COMMERCIAL BANKS -- 0.08%+
Sanpaolo IMI SPA ADR................            4,300            139,793
                                                            ------------
OFFICE ELECTRONICS -- 0.08%+
Canon, Inc. ADR.....................            2,300            138,506
                                                            ------------
OIL & GAS -- 2.15%+
Burlington Resources, Inc. .........            3,000            273,780
ChevronTexaco Corp. ................            2,500            148,450
EnCana Corp. .......................            3,700            184,482
ENI SPA ADR.........................            1,750            106,138
Occidental Petroleum Corp. .........              840             82,076
Petro-Canada........................            1,400             67,102
Pioneer Natural Resources Co. ......            7,861            417,419
Remington Oil & Gas Corp.(a)........            2,500            112,000
Repsol YPF S.A. ADR.................            5,000            135,455
Royal Dutch Shell Plc ADR...........              800             54,488
Southwestern Energy Co.(a)..........           11,700            504,738
Talisman Energy, Inc. ..............            1,200             73,116
Total S.A. ADR......................            1,600            221,328
Ultra Petroleum Corp.(a)............            8,900            612,231
XTO Energy, Inc. ...................           12,400            608,592
                                                            ------------
                                                               3,601,395
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
OIL, GAS & CONSUMABLE
  FUELS -- 1.44%+
International Coal Group, Inc.(a)...          234,229       $  2,370,397
Precision Drilling Trust............            1,300             43,771
                                                            ------------
                                                               2,414,168
                                                            ------------
OPERATORS OR APARTMENT BUILDINGS --
  0.08%+
GMH Community Trust.................            8,600            138,718
                                                            ------------
PAPER & FOREST PRODUCTS -- 0.34%+
Louisiana-Pacific Corp. ............           14,752            434,446
Potlatch Corp. .....................            2,600            133,198
                                                            ------------
                                                                 567,644
                                                            ------------
PETROLEUM REFINING -- 0.09%+
BP Plc ADR..........................            2,000            144,620
                                                            ------------
PHARMACEUTICALS -- 2.79%+
Aspreva Pharmaceuticals Corp.(a)....            5,800            116,000
AstraZeneca Plc ADR.................            9,400            457,216
Avanir Pharmaceuticals(a)...........            8,200            127,100
Barr Pharmaceuticals, Inc.(a).......            3,420            224,284
Bradley Pharmaceuticals, Inc.(a)....           47,000            551,310
Dr Reddy's Laboratories Ltd. ADR....            4,940            126,464
GlaxoSmithKline Plc ADR.............            2,700            138,348
IVAX Corp.(a).......................           12,800            332,544
Johnson & Johnson...................            6,760            388,970
Kos Pharmaceuticals, Inc.(a)........            5,300            232,193
Merck & Co., Inc. ..................           16,349            564,040
MGI Pharma, Inc.(a).................           13,000            216,710
NitroMed, Inc.(a)...................           51,100            574,364
Roche Holding AG(c).................            1,720            271,767
Sanofi-Aventis ADR..................            3,000            138,000
Schering AG ADR.....................            1,000             68,380
Teva Pharmaceutical Industries, Ltd.
  ADR...............................            3,100            132,153
                                                            ------------
                                                               4,659,843
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
PREPACKAGED SOFTWARE -- 0.53%+
Amicas, Inc.(a).....................          151,861       $    786,640
Cryptologic, Inc. ..................            4,500            103,995
                                                            ------------
                                                                 890,635
                                                            ------------
RADIOTELEPHONE COMMUNICATIONS --
  0.29%+
USA Mobility, Inc. .................           17,095            478,147
                                                            ------------
REAL ESTATE -- 6.60%+
Affordable Residential
  Communities(+)....................              100                949
AMB Property Corp. .................            8,100            422,820
Arbor Realty Trust, Inc. ...........            5,100            133,977
Arden Realty, Inc. .................           13,500            609,795
AvalonBay Communities, Inc. ........            7,400            736,152
Bedford Property Investors..........            5,900            136,880
Capital Trust, Inc. ................            2,900             89,900
CBL & Associates Properties,
  Inc. .............................            4,000            169,280
Centracore Properties Trust.........            6,200            176,204
Corporate Office Properties Trust...            2,300             93,127
Crescent Real Estate EQT Co. .......           13,000            275,470
Duke Realty Corp. ..................            3,900            141,492
Eastgroup Properties................            2,300            108,606
Entertainment Properties Trust......            6,400            278,144
Equity Inns, Inc. ..................           23,300            368,140
Essex Property Trust, Inc. .........            2,000            198,760
FelCor Lodging Trust, Inc.(+).......           15,502            307,870
Forest City Enterprises, Inc. ......           15,900            602,133
General Growth Properties,
  Inc.(+)...........................            2,800            144,480
Government Properties Trust,
  Inc. .............................           15,800            133,826
Host Marriott Corp. ................            2,500             49,875
Kite Realty Group Trust.............            5,700             89,889
LaSalle Hotel Properties............           11,700            447,174
LTC Properties, Inc. ...............            5,100            115,107
Maguire Properties, Inc. ...........            9,000            304,200
Meristar Hospitality Corp.(a).......           23,900            245,214
Mhi Hospitality Corp. ..............           15,700            147,580

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Mid-America Apartment Communities,
  Inc. .............................            5,800       $    296,090
Mission West Properties.............            8,100             85,374
New Century Financial Corp.(+)......                1                 39
New Plan Excel Realty Trust.........            2,800             69,020
Newkirk Realty Trust, Inc. .........            3,900             61,191
Omega Healthcare Investors, Inc. ...            8,100            106,191
Pan Pacific Retail Properties,
  Inc. .............................            1,900            131,480
Plum Creek Timber Co., Inc. ........            5,400            199,476
Post Properties, Inc. ..............           10,700            435,383
Public Storage, Inc. ...............           10,700            776,499
Ramco-Gershenson Properties.........            1,000             28,180
Rayonier, Inc. .....................           10,100            431,775
Senior Housing Properties Trust.....           11,300            202,609
Simon Property Group, Inc. .........            1,700            140,828
Strategic Hotel Cap, Inc. ..........            2,900             62,060
Supertel Hospitality, Inc. .........              300              1,404
Tarragon Corp.(a)...................           37,658            768,223
Taubman Centers, Inc. ..............            3,800            142,690
Trizec Properties, Inc. ............           16,800            391,272
Ventas, Inc. .......................            6,000            183,600
                                                            ------------
                                                              11,040,428
                                                            ------------
REAL ESTATE AGENTS AND MANAGERS --
  0.29%+
Cb Richard Ellis Group, Inc.(a).....            7,800            492,336
                                                            ------------
REAL ESTATE INVESTMENT
  TRUSTS -- 0.67%+
American Campus Communities,
  Inc. .............................            5,000            124,000
Boykin Lodging Co.(a)...............            5,500             71,500
Global Signal, Inc. ................           12,000            579,600
Hersha Hospitality Trust............           19,000            180,690
U Store It Trust....................            7,800            166,764
                                                            ------------
                                                               1,122,554
                                                            ------------
RETAIL -- DEPARTMENT STORE -- 0.00%+
Hudson's Bay Company(c).............              500              6,602
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
ROAD & RAIL -- 0.26%+
Burlington Northern Santa Fe
  Corp. ............................            5,490       $    439,859
                                                            ------------
SAWMILLS AND PLANING MILLS -- 0.00%+
Western Forest Products, Inc.(ac)...            1,247              1,850
                                                            ------------
SEARCH, DETECTION, NAVIGATION,
  GUIDANCE, AERONAUTICAL, AND
  NAUTICAL -- 0.10%+
Novatel, Inc.(a)....................            5,100            170,187
                                                            ------------
SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT -- 1.84%+
Freescale Semiconductor, Inc.(a)....           17,000            427,720
Marvell Technology Group Ltd.(a)....            8,350            571,307
Maxim Integrated Products,
  Inc.(+)...........................            9,320            382,493
MEMC Electronic Materials,
  Inc.(a)...........................           21,900            625,902
Nvidia Corp.(a).....................            7,900            355,184
RF Micro Devices, Inc.(a)...........           35,460            258,149
Taiwan Semiconductor Manufacturing
  Co., Ltd. ADR.....................           18,000            194,400
Xilinx, Inc.(+).....................            9,060            255,130
                                                            ------------
                                                               3,070,285
                                                            ------------
SEMICONDUCTORS AND RELATED DEVICES--
  0.19%+
Evergreen Solar, Inc.(a)(+).........           11,800            182,074
Siliconware Precision Industries
  Ltd. ADR..........................           19,000            142,690
                                                            ------------
                                                                 324,764
                                                            ------------
SOFTWARE -- 2.46%+
Adobe Systems, Inc. ................            7,690            305,447
Autodesk, Inc. .....................           12,000            487,080
BMC Software, Inc.(a)...............           11,920            263,432
Borland Software Corp.(a)...........            5,500             35,695
Dassault Systemes S.A. ADR..........            1,900            113,316
Gse Sys, Inc.(a)....................              283                532
MICRO Systems, Inc.(a)..............            7,400            341,510
Micromuse, Inc.(a)..................           30,000            298,500

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Net 1 Ueps Technologies, Inc.(a)....            1,000       $     30,160
Omtool Ltd.(a)......................           40,550            291,554
Quest Software, Inc.(a).............           17,100            270,864
Salesforce.com, Inc.(a).............           14,600            599,330
Satyam Computer Services, Ltd. .....              700             27,440
Sco Group, Inc.(a)..................           58,000            240,700
Siebel Systems, Inc. ...............           62,000            657,820
Torex Retail(c).....................           94,300            146,371
                                                            ------------
                                                               4,109,751
                                                            ------------
SPECIALTY RETAIL -- 2.86%+
Abercrombie & Fitch Co. -- Class
  A.................................            6,400            424,896
Advance Auto Parts(a)...............           10,500            457,485
Blockbuster, Inc. ..................          146,898            606,689
Burlington Coat Factory Warehouse
  Corp. ............................            1,000             44,680
Childrens Place(a)..................            9,090            398,051
CSK Auto Corp.(a)...................            3,500             56,700
Dress Barn, Inc.(a).................            8,180            377,425
Footstar, Inc.(a)...................           71,861            283,851
Guess, Inc.(a)......................           10,510            445,939
Linens 'N Things, Inc.(a)...........            1,000             27,610
Lowe's Co., Inc. ...................            3,890            247,209
Men's Wearhouse, Inc. ..............           14,210            485,556
The Pantry Inc.(a)..................            7,800            426,972
The Sherwin-Williams Co.(+).........              100              5,290
The Sports Authority, Inc.(a).......            1,000             36,720
Urban Outfitters, Inc.(a)...........           17,000            464,270
                                                            ------------
                                                               4,789,343
                                                            ------------
STEEL WORKS, BLAST FURNACES
  (INCLUDING COKE OVENS), AND
  ROLLING -- 0.15%+
Mittal Steel Co., N.V. ADR(+).......            7,000            253,400
                                                            ------------
TELECOMMUNICATIONS -- 0.00%+
Nextwave Tax Escrow Cert(a).........            7,300              5,840
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
TELEPHONE AND TELEGRAPH APPARATUS --
  0.15%+
Orckit Communications Ltd.(a).......            8,500       $    257,125
                                                            ------------
TELEPHONE COMMUNICATIONS, EXCEPT
  RADIOTELEPHONE -- 0.47%+
BT Group Plc ADR....................            3,700            135,975
NTL, Inc.(a)........................           10,349            654,574
                                                            ------------
                                                                 790,549
                                                            ------------
TESTING LABORATORIES -- 0.10%+
ASE Test Ltd.(a)....................           22,100            164,645
                                                            ------------
TEXTILES, APPAREL & LUXURY GOODS --
  0.93%+
Celrun Co., Ltd.(a).................           20,300            149,832
Coach, Inc.(a)......................           15,100            542,845
Luxottica Group SPA ADR.............            2,600             67,912
Nike, Inc. .........................            4,060            328,657
Oxford Industries, Inc. ............            6,930            314,691
Tack Fat Group(c)...................        1,568,000            153,612
                                                            ------------
                                                               1,557,549
                                                            ------------
THRIFTS & MORTGAGE FINANCE -- 0.46%+
Flushing Financial Corp. ...........            1,000             16,050
Kearny Finl Corp. ..................           55,348            747,198
                                                            ------------
                                                                 763,248
                                                            ------------
TOBACCO -- 0.17%+
British American Tobacco Plc ADR....            6,200            283,960
                                                            ------------
TRADING COMPANIES & DISTRIBUTORS --
  0.53%+
Hughes Supply, Inc. ................           10,000            461,000
W.W. Grainger, Inc. ................            3,990            283,011
Wolseley Plc ADR....................            3,100            150,505
                                                            ------------
                                                                 894,516
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
WATER UTILITIES -- 0.12%+
Cia de Saneamento Basico do Estado
  de Sao Paulo ADR..................            9,600       $    199,104
                                                            ------------
WIRELESS TELECOMMUNICATION
  SERVICES -- 1.41%+
Alamosa Holdings, Inc.(a)...........           25,000            468,500
Centennial Communications Corp. ....            1,000              9,430
China Mobile Hong Kong Ltd. ADR.....            5,800            142,680
Linktone Ltd. ADR(a)................            6,500             60,125
Nextel Partners, Inc.(a)............           25,000            699,750
NII Holdings, Inc.(a)...............           11,600            573,736
United States Cellular Corp.(a).....            8,000            407,200
                                                            ------------
                                                               2,361,421
                                                            ------------
X-RAY APPARATUS AND TUBES AND
  RELATED IRRADIATION
  APPARATUS -- 0.02%+
Schick Technologies, Inc.(a)........            1,000             38,800
                                                            ------------
TOTAL COMMON STOCKS (COST
  $121,894,189).....................                         140,773,836
                                                            ------------
PREFERRED STOCKS -- 1.42%+
COMMERCIAL BANKS -- 0.09%+
BanColombia S.A. ADR................            4,600            149,822
                                                            ------------
CRUSHED AND BROKEN LIMESTONE --
  0.82%+
Oglebay Norton Co.(a)...............           81,877          1,371,440
                                                            ------------
ELECTRIC SERVICES -- 0.09%+
Companhia Paranaense Energ Cop
  ADR...............................           16,000            148,320
                                                            ------------
METALS & MINING -- 0.04%+
Gerdau S.A. ADR.....................            3,500             76,300
                                                            ------------
SECURITY AND COMMODITY BROKERS,
  DEALERS, EXCHANGES, AND SERVICES--
  0.38%+
Credit Suisse First Boston USA(a)...           14,000            630,000
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (COST
  $1,917,737).......................                        $  2,375,882
                                                            ------------
INVESTMENT COMPANIES -- 1.47%+
REAL ESTATE -- 1.47%+
American Mortgage Acceptance Co. ...            6,700            104,922
Archstone-Smith Trust...............           13,400            627,924
Camden Property Trust...............            6,800            442,680
Federal Realty Investment Trust.....            7,400            494,468
HRPT Properties Trust...............           49,800            534,354
Vornado Realty Trust................            1,200            106,008
Gramercy Cap Corp. .................            5,500            144,870
                                                            ------------
TOTAL INVESTMENT COMPANIES (COST
  $2,230,537).......................                           2,455,226
                                                            ------------
WARRANTS -- 0.00%+
PLUMBING, HEATING AND AIR-
  CONDITIONING -- 0.00%+
American Plumbing Warrants, Strike
  price $10.00, Expiration
  12/28/2008(a).....................              374                  0
                                                            ------------
TOTAL WARRANTS (COST $0)............                                   0
                                                            ------------
CONVERTIBLE BONDS(EF) -- 11.25%+
ADVERTISING AGENCIES -- 0.32%+
Lamar Advertising Co., 2.875%, due
  12/31/2010(+).....................       $  500,000            530,625
                                                            ------------
AEROSPACE & DEFENSE -- 0.46%+
L-3 Communications Corp., (Acquired
  08/01/2005, Cost $763,789),
  3.000%, due 08/01/2035(b).........          750,000            770,625
                                                            ------------
AIRLINES -- 0.31%+
Jetblue Airways Corp., 3.750%, due
  03/15/2035(+).....................          500,000            510,625
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.73%+
Cv Therapeutics, Inc., 3.250%, due
  08/16/2013(+).....................       $  500,000       $    566,875
Invitrogen Corp., 1.500%, due
  02/15/2024(+).....................          750,000            647,813
                                                            ------------
                                                               1,214,688
                                                            ------------
CABLE AND OTHER PAY TELEVISION
  SERVICES -- 0.46%+
Liberty Media Corp., 3.500%, due
  01/15/2031(+).....................          750,000            776,250
                                                            ------------
CALCULATING AND ACCOUNTING
  MACHINES -- 0.54%+
Scientific Games Corp., (Acquired
  12/07/2004 -- 06/24/2005, Cost
  $776,783), 0.750%, due
  12/01/2024(b).....................          750,000            899,063
                                                            ------------
COMMUNICATIONS EQUIPMENT -- 0.94%+
ADC Telecommunications, 5.045%, due
  06/15/2013(+).....................          750,000            817,500
Tekelec, Inc., 2.250%, due
  06/15/2008(+).....................          750,000            760,312
                                                            ------------
                                                               1,577,812
                                                            ------------
CONSTRUCTION & ENGINEERING -- 0.41%+
Quanta Services, Inc., 4.500%, due
  10/01/2023(+).....................          500,000            683,750
                                                            ------------
CRUDE PETROLEUM AND NATURAL GAS --
  0.27%+
McMoRan Exploration Co., (Acquired
  06/26/2003, Cost $300,018),
  6.000%, due 07/02/2008(b).........          300,000            451,875
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.62%+
Evergreen Solar, Inc., (Acquired
  06/24/2005, Cost $500,031),
  4.375%, due 07/01/2012(b).........       $  500,000       $  1,038,750
                                                            ------------
ENERGY EQUIPMENT & SERVICES --0.92%+
Cal Dive International, Inc.,
  3.250%, due 12/15/2025(+).........          500,000            765,625
Grey Wolf, Inc., 4.480%, due
  04/01/2024(+).....................          500,000            763,200
                                                            ------------
                                                               1,528,825
                                                            ------------
HEALTH CARE EQUIPMENT & SUPPLIES --
  2.12%+
Advanced Medical Optics, Inc.,
  2.500%, due 07/15/2024(+).........          750,000            795,937
Cytyc Corp., 2.250%, due
  03/15/2024(+).....................          750,000            854,062
Edwards Lifesciences Corp., 3.875%,
  due 05/15/2033(+).................          750,000            750,938
St. Jude Medical, Inc., 2.800%, due
  12/15/2035(+).....................          500,000            498,750
Wilson Greatbatch, Inc., 2.250%, due
  06/15/2013(+).....................          750,000            652,500
                                                            ------------
                                                               3,552,187
                                                            ------------
HEALTH CARE PROVIDERS & SERVICES --
  0.34%+
PSS World Medical, Inc., 2.250%, due
  03/15/2024(+).....................          500,000            566,875
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
INTERNET SOFTWARE &
  SERVICES -- 0.90%+
Akamai Technologies, Inc., 1.000%,
  due 12/15/2033(+).................       $  500,000       $    726,875
Openwave Systems, Inc., 2.750%, due
  09/09/2008(+).....................          600,000            781,500
                                                            ------------
                                                               1,508,375
                                                            ------------
OIL, GAS & CONSUMABLE FUELS --0.51%+
Chesapeake Energy Corp., (Acquired
  12/01/2005 -- 01/19/2006, Cost
  $792,990), 2.750%, due
  11/15/2035(b).....................          750,000            855,000
                                                            ------------
PHARMACEUTICALS -- 0.45%+
Teva Pharmaceutical, 1.750%, due
  02/01/2026(+).....................          750,000            757,500
                                                            ------------
SEMICONDUCTOR & SEMICONDUCTOR
  EQUIPMENT -- 0.95%+
Cypress Semiconductor Corp., 1.250%,
  due 06/15/2008(+).................          500,000            626,875
PMC Sierra, Inc., (Acquired
  12/02/2005 -- 01/19/2006, Cost
  $906,027), 2.250%, due
  10/15/2025(b).....................          750,000            958,125
                                                            ------------
                                                               1,585,000
                                                            ------------
TOTAL CONVERTIBLE BONDS (COST
  $16,941,024)......................                          18,807,825
                                                            ------------
CORPORATE BONDS -- 4.99%+
AUTO COMPONENTS -- 0.41%+
Dana Corp., 5.850%, due
  01/15/2015(+).....................        1,000,000            690,000
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
BANKING -- 0.30%+
Collins Bank Debt, 0.000%, due
  03/29/2050(+).....................       $  272,000       $    261,120
Resona Bank, Ltd., (Acquired
  09/08/2005, Cost $199,860),
  5.850%, due 09/29/2049(be)........          200,000            198,802
Winstar Dip Bank Debt, 0.000%, due
  03/29/2050(+).....................           29,728             35,674
                                                            ------------
                                                                 495,596
                                                            ------------
BUILDING PRODUCTS -- 1.17%+
Owens Corning, 7.500%, due
  08/01/2018 (Default effective
  10/05/2000)(ad)...................          924,000            845,460
Owens Corning, 7.500%, due
  05/01/2005 (Default effective
  10/05/2000)(ad)...................          923,000            844,545
Owens Corning, 7.000%, due
  03/15/2009 (Default effective
  10/05/2000)(ad)...................          299,000            269,847
                                                            ------------
                                                               1,959,852
                                                            ------------
COMMUNICATIONS -- 0.18%+
Century Communications Corp.,
  8.875%, due 01/15/2007 (Default
  effective 06/10/2002)(ad).........          334,000            295,590
                                                            ------------
FORESTRY -- 0.28%+
Inland Fiber Group LLC, 9.625%, due
  11/15/2007 (Default effective
  05/15/2005)(ade)..................          892,000            463,840
                                                            ------------
HEALTH CARE PROVIDERS & SERVICES --
  0.07%+
Curative Health Services, Inc.,
  10.750%, due 05/01/2011 (Default
  effective 11/01/2005)(ade)........          191,000            124,150
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
HEAVY CONSTRUCTION -- 0.42%+
Morrison Knudsen, (Acquired
  01/09/2004 -- 10/13/2005, Cost
  $441,632), 11.000%, due
  07/01/2010(b).....................       $9,928,000       $    696,945
                                                            ------------
HOME FURNITURE, FURNISHINGS, AND
  EQUIPMENT STORES -- 0.03%+
Levitz Home Furnishings, Inc.,
  (Acquired 08/15/2005 and
  10/14/2005, Cost $256,213),
  12.000%, due 11/01/2011 (Default
  effective 10/12/2005)(abde).......          508,000             50,800
                                                            ------------
HOTELS AND MOTELS -- 0.12%+
MGM Mirage, 6.000%, due
  10/01/2009(+).....................          200,000            199,000
                                                            ------------
HOTELS, ROOMING HOUSES, CAMPS, AND
  OTHER LODGING PLACES -- 0.10%+
Harrahs Operating Co., Inc., 5.750%,
  due 10/01/2017(+).................          180,000            174,052
                                                            ------------
HOUSEHOLD DURABLES -- 0.14%+
D.R. Horton, Inc., 6.125%, due
  01/15/2014(+).....................          100,000             99,537
KB Home, 6.250%, due
  06/15/2015(+).....................          145,000            139,924
                                                            ------------
                                                                 239,461
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS -- 0.32%+
Calpine Corp., (Acquired 01/03/2006
  and 01/05/2006, Cost $408,050),
  8.750%, due 07/15/2013 (Default
  effective 12/20/2005)(abde).......       $  483,000       $    429,870
Txu Corp., (Acquired 02/23/2005 and
  03/17/2005, Cost $110,378),
  6.550%, due 11/15/2034(b).........          110,000            101,151
                                                            ------------
                                                                 531,021
                                                            ------------
MEDIA -- 0.20%+
Adelphia Communications Corp.,
  10.250%, due 06/15/2011 (Default
  effective 6/25/2002)(ad)..........          474,000            330,615
                                                            ------------
MEDICINAL CHEMICALS AND BOTANICAL
  PRODUCTS -- 0.03%+
Twin Laboratories, Inc., 10.250%,
  due 05/15/2006 (Default effective
  09/04/2003)(ade)..................          627,000             49,721
                                                            ------------
MINERAL WOOL -- 0.15%+
Owens Corning, 7.700%, due
  05/01/2008 (Default effective
  10/05/2000)(ad)...................          285,000            260,775
                                                            ------------
MULTI-UTILITIES & UNREGULATED
  POWER -- 0.14%+
Calpine Corp., (Acquired 01/05/2006,
  Cost $221,045), 8.500%, due
  07/15/2010 (Default effective
  12/20/2005)(abde).................          257,000            229,694
                                                            ------------
NON-DEPOSITORY CREDIT INSTITUTIONS--
  0.06%+
General Motors Acceptance Corp.,
  6.125%, due 02/01/2007(+).........          100,000             98,261
                                                            ------------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
PLASTICS PRODUCTS -- 0.12%+
Armstrong World Industries, Inc.,
  7.450%, due 05/15/2029 (Default
  effective 12/06/2000)(ad).........       $  261,000       $    207,495
                                                            ------------
PLUMBING, HEATING AND AIR-
  CONDITIONING -- 0.36%+
American Plumbing & Mechanical,
  Inc., 11.625%, due 10/15/2008
  (Default effective
  10/14/2003)(ade)..................        2,988,000            597,600
                                                            ------------
PRIMARY PRODUCTION OF ALUMINUM --
  0.13%+
Kaiser Aluminum & Chemical, 12.750%,
  due 02/01/2003 (Default effective
  02/12/2002)(ade)..................          449,000            224,500
                                                            ------------
REAL ESTATE -- 0.06%+
Thornburg Mortgage, Inc., 8.000%,
  due 05/15/2013(e)(+)..............          100,000             98,500
                                                            ------------
SAWMILLS AND PLANING MILLS,
  GENERAL -- 0.03%+
Western Forest Products, Inc.,
  15.000%, due 07/28/2009(ce)(+)....           43,000             46,225
                                                            ------------
TRANSPORTATION EQUIPMENT -- 0.17%+
Ford Motor Credit Company, 6.875%,
  due 02/01/2006(+).................          290,000            290,000
                                                            ------------
TOTAL CORPORATE BONDS (COST
  $7,794,409).......................                           8,353,693
                                                            ------------
ASSET BACKED SECURITIES -- 5.32%+
American Airlines, Inc., 6.817%, due
  05/23/2011(+).....................          400,000            385,686
Asset Backed Funding Certificates,
  7.630%, due 01/25/2035(+).........          200,000            185,593

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.,
  6.630%, due 02/25/2035(+).........       $  200,000       $    174,291
Citigroup Mortgage Loan Trust, Inc.,
  6.880%, due 09/25/2035(+).........          150,000            139,502
Continental Airlines, Inc., 7.487%,
  due 10/02/2010(+).................          200,000            204,065
DVI Receivables Corp., 4.860%, due
  03/14/2011(+).....................        1,037,822            866,581
DVI Receivables Corp., 4.910%, due
  09/12/2010(+).....................          686,525            635,036
Equity One ABS, Inc., 5.910%, due
  02/25/2033(+).....................           53,706             52,773
FBR Securitization Trust, 6.630%,
  due 11/25/2035(+).................           81,693             80,774
GE-WMC Mortgage Securities LLC,
  7.130%, due 11/25/2035(+).........          450,000            397,125
Gsamp Trust, 6.880%, due
  06/25/2035(+).....................          225,000            195,576
Mastr Asset Backed Securities Trust,
  6.880%, due 03/25/2035(+).........          125,000            115,920
Merit Securities Corp., 8.380%, due
  12/28/2033(+).....................          438,849            471,240
Merrill Lynch Mortgage Investors,
  Inc., 6.380%, due 06/25/2034(+)...          300,000            302,387
Merrill Lynch Mortgage Investors,
  Inc., 7.630%, due 04/25/2036(+)...          400,000            366,313
Morgan Stanley ABS Capital I,
  6.280%, due 05/25/2033(+).........          500,000            503,567
New Century Home Equity Loan Trust,
  8.130%, due 07/25/2035(+).........          625,000            565,438
Option One Mortgage Loan Trust,
  6.630%, due 08/25/2035(+).........          125,000            125,411
Option One Mortgage Loan Trust,
  7.070%, due 01/25/2036(+).........           50,000             43,602

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Option One Mortgage Loan Trust,
  7.070%, due 01/25/2036(+).........       $  100,000       $     79,312
Residential Asset Securities Corp.,
  7.380%, due 03/25/2035(+).........          500,000            455,217
Residential Asset Securities Corp.,
  7.380%, due 09/25/2035(+).........          200,000            166,490
Securitized Asset Backed
  Receivables, 7.380%, due
  04/25/2035(+).....................          150,000            128,209
Securitized Asset Backed
  Receivables, 7.630%, due
  01/25/2035(+).....................          150,000            128,047
Structured Asset Investment Loan
  Trust, 6.880%, due
  05/25/2035(+).....................          100,000             94,038
Structured Asset Investment Loan
  Trust, 6.880%, due
  05/25/2035(+).....................           80,000             74,209
Structured Asset Investment Loan
  Trust, 6.880%, due
  07/25/2035(+).....................          150,000            139,848
Structured Asset Securities Corp.,
  6.880%, due 01/25/2035(+).........          300,000            266,435
Structured Asset Securities Corp.,
  6.880%, due 03/25/2035(+).........          150,000            145,875
Structured Asset Securities Corp.,
  7.380%, due 12/25/2035(+).........          400,000            339,354
Structured Asset Securities Corp.,
  6.880%, due 02/25/2035(+).........          150,000            139,684
United AirLines, Inc., 8.030%, due
  07/01/2011 (Default effective
  09/15/2005)(ad)...................          410,335            357,355
United AirLines, Inc., 7.762%, due
  10/01/2005 (Default effective
  09/15/2005)(ad)...................          201,126            122,222
United AirLines, Inc., 6.201%, due
  09/01/2008 (Default effective
  09/15/2005)(ad)...................          213,626            209,801

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
  7.380%, due 03/25/2033(+).........       $  250,000       $    249,988
                                                            ------------
TOTAL ASSET BACKED SECURITIES (COST
  $8,819,105).......................                           8,906,964
                                                            ------------
MORTGAGE BACKED SECURITIES -- 4.22%+
Delta Air Lines, 10.500%, due
  04/30/2016 (Default effective
  09/15/2005)(ad)...................          349,000            237,536
Fannie Mae Strip, 5.000%, due
  12/01/2035(+).....................        1,593,379            410,952
Fannie Mae Strip, 5.000%, due
  08/01/2035(+).....................        4,309,640          1,040,554
Fannie Mae Strip, 4.500%, due
  09/01/2033(+).....................          331,539             75,918
Fannie Mae Strip, 5.000%, due
  03/01/2035(+).....................          169,746             36,897
Fannie Mae Strip, 5.000%, due
  03/01/2035(+).....................          614,289            140,287
Fannie Mae Strip, 5.000%, due
  03/01/2035(+).....................        4,558,037          1,074,101
Fannie Mae Strip, 5.000%, due
  07/01/2033(+).....................        1,327,637            296,674
Fannie Mae Strip, 5.000%, due
  07/01/2034(+).....................          787,151            186,685
Fannie Mae Strip, 5.500%, due
  12/01/2033(+).....................        1,192,498            264,433
Fannie Mae Strip, 5.500%, due
  12/01/2034(+).....................        9,039,440          2,081,742
Fannie Mae Strip, 6.000%, due
  03/01/2033(+).....................        1,721,824            379,755

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Fannie Mae Strip, 6.000%, due
  03/01/2035(+).....................       $  212,269       $     43,982
First Franklin Mortgage Loan,
  7.880%, due 10/25/2034(+).........           75,000             68,017
Freddie Mac Strip, 5.000%, due
  08/01/2035(+).....................          338,539             82,052
Freddie Mac Strip, 5.000%, due
  02/15/2020(+).....................          174,050             32,067
Freddie Mac Strip, 5.000%, due
  02/15/2020(+).....................          264,431             49,587
Freddie Mac Strip, 5.000%, due
  04/15/2020(+).....................          181,273             33,453
Freddie Mac Strip, 5.000%, due
  12/01/2034(+).....................        1,058,549            254,193
Lehman XS Trust, 6.130%, due
  11/25/2035(+).....................          150,000            141,609
Terwin Mortgage Trust, 20.000%, due
  02/25/2036(+).....................        6,023,166            130,000
                                                            ------------
TOTAL MORTGAGE BACKED SECURITIES
  (COST $7,388,824).................                           7,060,494
                                                            ------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- 5.89%+
Ace Securities Corp., 7.630%, due
  04/25/2035(+).....................          275,000            235,912
Asset Backed Funding Certificates,
  7.380%, due 06/25/2035(+).........          200,000            179,616
Asset Backed Funding Certificates,
  7.880%, due 12/25/2034(+).........          550,000            515,793
Asset Backed Funding Corp., 6.000%,
  due 07/26/2035(+).................          174,320            172,511
Asset Backed Securities Corp.,
  5.050%, due 08/27/2035(+).........          188,980            186,854

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Asset Backed Securities Corp.,
  5.250%, due 06/27/2035(+).........       $  249,738       $    246,616
Asset Backed Securities Corp.,
  6.880%, due 04/25/2035(+).........          100,000             88,374
Asset Backed Securities Corp.,
  6.880%, due 06/25/2035(+).........          125,000            110,950
Bear Stearns Asset Backed
  Securities, 5.250%, due
  08/25/2034(+).....................          400,000            391,875
FBR Securitization Trust, 6.380%,
  due 10/25/2035(+).................          150,000            147,285
FBR Securitization Trust, 6.380%,
  due 10/25/2035(+).................           81,326             80,298
First Franklin Mortgage Loan Trust,
  7.380%, due 07/25/2035(+).........          150,000            130,306
First Franklin Mortgage Loan,
  7.880%, due 03/25/2035(+).........          150,000            140,893
First Franklin Mortgage Loan,
  7.880%, due 12/25/2034(+).........           30,000             26,885
Fremont Nim Trust, 3.750%, due
  01/25/2035(+).....................           68,306             67,860
Gsamp Trust, 6.880%, due
  08/25/2035(+).....................          250,000            200,419
Home Equity Asset Trust, 4.750%, due
  06/27/2035(+).....................          469,126            463,614
Home Equity Asset Trust, 5.250%, due
  09/27/2035(+).....................          472,141            465,059
Home Equity Asset Trust, 5.500%, due
  08/27/2035(+).....................          152,209            149,926
Home Equity Asset Trust, 6.500%, due
  02/27/2036(+).....................          200,000            197,929
Indymac Manufactured Housing
  Contract, 6.640%, due
  12/25/2027(+).....................          310,324            302,791
JP Morgan Mortgage Acquisition
  Corp., 7.380%, due
  06/25/2035(+).....................          125,000            105,999

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
JP Morgan Mortgage Acquisition
  Corp., 7.380%, due
  07/25/2035(+).....................       $  250,000       $    217,637
Lehman XS Net Interest Margin Notes,
  7.000%, due 11/28/2035(+).........           92,690             92,357
Long Beach Asset Holdings Corp.,
  10.000%, due 08/25/2033(+)........          371,566            372,263
Mastr ABS Nim Trust, 4.750%, due
  05/26/2035(+).....................           54,514             53,764
Meritage Mortgage Loan Trust,
  7.380%, due 11/25/2035(+).........          150,000            135,213
Meritage Mortgage Loan Trust,
  7.880%, due 01/25/2035(+).........          100,000             94,258
Merrill Lynch Mortgage Investors,
  Inc., 4.500%, due 02/25/2036(+)...          496,600            492,254
Northwest Airlines, Inc., 7.360%,
  due 02/01/2020 (Default effective
  09/15/2005)(ad)...................           56,851             41,501
Park Place Securities, Inc., 6.880%,
  due 09/25/2035(+).................          100,000            100,250
Sasco Net Interest Margin Trust,
  5.000%, due 06/27/2035(+).........          627,954            625,600
Sasco Net Interest Margin Trust,
  5.000%, due 06/27/2035(+).........          267,595            265,922
Sharps Sp I LLC, 5.000%, due
  05/25/2035(+).....................          457,685            456,362
Soundview Home Equity Loan Trust,
  5.500%, due 11/25/2033(+).........           60,000             53,391
Structured Adjustable Rate Mortgage,
  4.750%, due 04/27/2035(+).........          241,515            236,685
Structured Asset Investment Loan
  Trust, 6.880%, due
  04/25/2035(+).....................          370,000            336,473
Structured Asset Investment Loan
  Trust, 6.880%, due
  07/25/2035(+).....................          150,000            134,069
Structured Asset Investment Loan
  Trust, 6.880%, due
  07/25/2035(+).....................          250,000            223,069

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Structured Asset Investment Loan
  Trust, 6.880%, due
  09/25/2035(+).....................       $  150,000       $    118,687
Structured Asset Securities Corp.,
  4.500%, due 08/25/2035(+).........          642,914            634,098
Structured Asset Securities Corp.,
  6.880%, due 07/25/2035(+).........          250,000            208,795
Terwin Mortgage Trust, 7.519%, due
  02/25/2036(+).....................          400,000            345,256
                                                            ------------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (COST $9,889,785).................                           9,845,669
                                                            ------------
CONVERTIBLE PREFERRED
  STOCKS -- 0.37%+
PHARMACEUTICALS -- 0.37%+
Schering Plough Corp. ..............           12,000            615,360
                                                            ------------
TOTAL CONVERTIBLE PREFERRED STOCKS
  (COST $644,860)...................                             615,360
                                                            ------------

                                           CONTRACTS
                                        ----------------
PURCHASED OPTIONS -- 0.09%+
EDM6C
  Expiration: June 2006, Exercise
     Price: $95.25(a)...............              152             15,200
Elan Corp. Plc -- ADR
  Expiration: April 2006, Exercise
     Price: $10.00(a)...............              276             23,460
Lennar Corp.
  Expiration: January 2007, Exercise
     Price: $50.00(a)...............               28              9,660
NitroMed, Inc.
  Expiration: March 2006, Exercise
     Price: $17.50(a)...............               20                400
NitroMed, Inc.
  Expiration: June 2006, Exercise
     Price: $22.50(a)...............              350              5,250

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           CONTRACTS           VALUE
------------------------------------------------------------------------
Occulogix, Inc.
  Expiration: February 2006,
     Exercise Price: $10.00(a)......              125       $     15,000
Occulogix, Inc.
  Expiration: February 2006,
     Exercise Price: $7.50(a).......              185             10,175
Occulogix, Inc.
  Expiration: April 2006, Exercise
     Price: $7.50(a)................               88             60,720
RUY
  Expiration: February 2006,
     Exercise Price: $680.00(a).....               50              5,750
                                                            ------------
TOTAL PURCHASED OPTIONS
  (COST $200,939)...................                             145,615
                                                            ------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT
                                        ----------------
REPURCHASE AGREEMENTS -- 6.50%+
The Bear Stearns Companies, Inc.,
  4.370%, dated 01/31/2006, due
  02/01/2006, repurchase price
  $10,867,971(g)(+).................     $   10,866,652       10,866,652
                                                            ------------
TOTAL REPURCHASE AGREEMENTS
  (COST $10,866,652)................                          10,866,652
                                                            ------------
SHORT TERM INVESTMENTS -- 1.08%+
Fannie Mae, Discount Note, 2.000%,
  due 02/07/2006(+).................             50,000           49,972
Fannie Mae, Discount Note, 2.500%,
  due 02/24/2006(+).................            225,000          224,506
Fannie Mae, Discount Note, 3.000%,
  due 02/27/2006(+).................             75,000           74,811

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
  Discount Note, 0.000%, due
  08/22/2006(+).....................     $       25,000           24,353
Federal Home Loan Mortgage Corp.,
  Discount Note, 0.000%, due
  09/29/2006(+).....................            175,000          169,575
Federal National Mortgage
  Association, Discount Note,
  0.000%, due 07/17/2006(+).........            165,000          161,523
Federal National Mortgage
  Association, Discount Note,
  1.690%, due 02/15/2006(+).........          1,100,000        1,098,174
                                                            ------------
TOTAL SHORT TERM INVESTMENTS (COST
  $1,803,512).......................                           1,802,914
                                                            ------------
FOREIGN CURRENCY CONTRACTS --
   2.73%+
Australian Dollars..................            169,154          128,261
British Pounds......................             65,039          115,705
Canadian Dollars....................             27,419           24,072
Danish Drone........................          1,079,189          175,534
European Monetary Unit..............            195,827          237,961
Hong Kong Dollars...................          1,292,081          166,554
Japanese Yen........................        202,467,173        1,725,989
Norwegian Kroner....................          1,175,661          176,722
Singapore Dollars...................            153,144           94,411
South Korean Won....................      1,284,843,573        1,331,927
Swiss Francs........................             86,432           67,607
Tawain Dollars......................          4,574,606          143,041
Thailand Baht.......................          6,957,026          178,706
                                                            ------------
TOTAL FOREIGN CURRENCY CONTRACTS
  (COST $4,502,591).................                           4,566,490
                                                            ------------
U.S. TREASURY OBLIGATIONS -- 0.58%+
U.S. Treasury Bond, 3.875%, due
  04/15/2029(+).....................              1,095            1,481

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
United States Treasury Notes,
  3.500%, 01/15/2011(+).............     $      909,696          978,634
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $978,551)...................                             980,115
                                                            ------------
TOTAL INVESTMENTS
  (COST $195,872,715) -- 130.09%+...                        $217,556,735
                                                            ============

------------------------------
ADR -- American Depository Receipt

(a) -- Non-income Producing

(b) -- Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers

(c) -- Foreign Denominated

(d) -- Defaulted Security

(e) -- Callable only if stock price equals predetermined price. As of January 31, 2006, bond is not callable.

(f) -- Convertible features based on predetermined criteria. As of January 31, 2006, none of the bonds have exercised their conversion features.

(g) -- Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.

()(+) -- All or a portion of the shares have been committed as collateral for open short positions.

+ -- Percentages are stated as a percent of net assets.

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
COMMON STOCK
99 Cents Only Stores(a).............            30,690      $    320,404
ADC Telecommunications(a)...........            22,700           575,672
Aames Investment Corp. .............            33,100           216,474
Advanced Medical Optics, Inc.(a)....            17,600           784,608
Aegon N.V. ADR......................            13,400           216,276
Aeropostale, Inc.(a)................            20,400           616,692
Affiliated Computer Services,
  Inc.(a)...........................             2,000           125,200
Affordable Residential
  Communities.......................            92,900           881,621
Agree Realty Corp. .................             4,900           146,510
AK Steel Holding Corp.(a)...........             3,000            34,530
Akamai Technologies, Inc.(a)........            26,000           567,580
Albany Molecular Research,
  Inc.(a)...........................            25,500           289,680
Alliance Data Systems Corp.(a)......            10,600           447,850
Amcor Ltd. ADR......................             4,700            97,525
American Axle & Manufacturing
  Holdings, Inc. ...................            17,400           323,466
American Eagle Outfitters...........            16,500           445,170
American Financial Realty Trust.....            66,500           826,595
American Home Mortgage Investment
  Corp. ............................             6,900           197,340
American Standard Companies,
  Inc. .............................            10,600           381,600
Amgen, Inc.(a)......................             1,200            87,468
AMR Corp.(a)........................            52,138         1,183,533
Anheuser-Busch Companies, Inc. .....            10,310           427,246
Anworth Mortgage Asset Corp. .......            25,500           209,610
Apartment Investment & Management
  Co. ..............................             7,900           335,908
Apollo Group, Inc.(a)...............             6,300           350,721
Applied Extrusion Technologies,
  Inc. -- Class A(a)................             1,714            18,854
Applied Extrusion Technologies,
  Inc. -- Class B(a)................                35               385
Arkansas Best Corp. ................             7,220           309,088
Aspen Insurance Holdings Ltd. ......             3,300            76,494
Associated Estates Realty Corp. ....               400             4,120

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Autozone, Inc.(a)...................             3,590      $    350,922
Avery Dennison Corp. ...............             7,500           448,050
Avid Technology, Inc.(a)............             8,200           407,294
Avon Products, Inc. ................            14,600           413,472
Ball Corp. .........................            12,000           486,000
Bally Total Fitness Holding
  Corp.(a)..........................            11,300            89,044
Bank of Ireland ADR.................             3,200           220,000
Baxter International, Inc. .........            11,690           430,776
BCE, Inc. ..........................            11,700           283,257
Beckman Coulter, Inc. ..............            13,460           801,543
Bed Bath & Beyond, Inc.(a)..........            10,700           400,287
Bimini Mortgage Management, Inc. ...            13,800           130,134
Biomet, Inc. .......................             9,820           371,294
Biosite, Inc.(a)....................             4,200           209,664
Boeing Co. .........................             3,740           255,479
BorgWarner, Inc. ...................             5,410           298,253
Boston Scientific Corp.(a)..........            17,230           376,820
Bovis Homes Group Plc(b)............            10,000           134,048
Brandywine Realty Trust.............             2,600            81,770
Braskem S.A. ADR....................             8,800           135,960
BRE Properties......................             2,800           139,720
Briggs & Stratton Corp. ............             7,150           248,748
Brookfield Properties Co. ..........             4,500           135,945
Cabot Corp. ........................             5,990           234,928
CACI International, Inc. -- Class
  A(a)..............................             6,070           346,597
Cadbury Schweppes Plc ADR...........             4,300           171,269
Cal Dive International, Inc.(a).....            12,000           503,760
Canadian Pacific Railway Ltd. ......             4,700           226,728
Capital Lease Funding, Inc. ........            34,500           367,425
Capstead Mortgage Corp. ............            29,200           218,124
Cardinal Health, Inc. ..............             5,249           378,138
Career Education Corp.(a)...........            11,500           373,635
Carlisle Co., Inc. .................             4,650           322,756

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
CarrAmerica Realty Corp. ...........             7,400      $    272,320
Canadian Imperial Bank of
  Commerce..........................             1,000            69,950
Cedar Shopping Centers, Inc. .......            13,462           199,103
Celgene Corp.(a)....................             5,370           382,075
Centerpoint Properties Trust........            14,100           699,924
Century Aluminum Co.(a).............             3,000           102,240
Chesapeake Energy Corp. ............            14,200           497,568
Chico's FAS, Inc.(a)................             8,080           351,965
ChoicePoint, Inc.(a)................             9,100           374,192
Cia Brasileira de Distribuicao Grupo
  Pao de Acucar ADR.................             4,600           173,098
Cia Siderurgica Nacional S.A. ADR...             3,200            92,800
Cintas Corp. .......................             8,570           365,082
Circuit City Stores, Inc. ..........             6,300           158,823
Clear Channel Communications,
  Inc. .............................            11,180           327,239
Clorox Co. .........................             8,050           481,793
CNH Global N.V. ....................             3,800            71,668
Columbia Equity Trust, Inc. ........            16,500           273,075
Commerce Bancorp Inc. ..............            12,130           405,627
Commercial Net Lease Realty.........             6,100           139,873
Companhia de Bebidas das Americas
  ADR...............................             3,400           139,264
Computer Associates International,
  Inc. .............................            16,990           463,827
Congoleum Corp.(a)..................               656             1,089
Consolidated Water Co., Inc. .......             8,900           204,344
Constellation Brands, Inc. -- Class
  A(a)..............................             1,000            26,690
Cost Plus, Inc.(a)..................            16,230           317,297
Credicorp Ltd. .....................             2,700            80,460
Cree, Inc.(a).......................            11,010           287,691
CV Therapeutics, Inc.(a)............            13,700           337,157
Cypress Semiconductor Corp.(a)......            18,000           304,740
Cytyc Corp.(a)......................            12,600           379,260
Deere & Co. ........................             4,620           331,531
Deerfield Triarc Cap Corp. .........             5,000            65,700
Dell, Inc.(a).......................            22,730           666,216

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Delphi Corp. .......................             5,448      $      1,743
Deutsche Telekom AG ADR.............            12,200           193,370
DeVry, Inc.(a)......................             8,100           186,219
Diebold, Inc. ......................             9,090           355,510
Dow Jones & Co., Inc. ..............             9,900           376,299
Eagle Hospitality Property Trust,
  Inc. .............................             5,400            46,008
Eastman Chemical Co. ...............             8,600           414,606
EchoStar Communications Corp.(a)....            13,900           383,640
Edp Energias De Portugal S.A. ADR...             1,900            62,586
Education Realty Trust..............            45,400           591,562
Edwards Lifesciences Corp.(a).......             3,600           154,584
Elan Corp. Plc ADR(a)...............            30,000           477,300
Electro Scientific Industries,
  Inc.(a)...........................             5,310           135,246
Electronic Arts, Inc.(a)............             3,970           216,683
Encysive Pharmaceuticals, Inc.(a)...            17,200           162,884
Energizer Holdings, Inc.(a).........             7,700           416,647
Entergy Corp. ......................             3,970           275,955
Equinix, Inc.(a)....................            13,200           619,476
Equity Office Properties Trust......             5,500           175,010
Everest Re Group Ltd. ..............               700            67,655
Evergreen Solar, Inc.(a)............            65,000         1,002,950
Exide Technologies(a)...............            59,255           219,244
Family Dollar Stores, Inc. .........            13,220           316,619
Fannie Mae..........................             6,070           351,696
FelCor Lodging Trust, Inc. .........            14,800           293,928
Feldman Mall Properties, Inc. ......            14,100           161,445
Fifth Third Bancorp.................             9,860           370,440
First Data Corp. ...................            11,500           518,650
Flextronics International Ltd.(a)...            19,900           208,154
Florida Rock Industries, Inc. ......               100             5,406
Ford Motor Co. .....................            41,100           352,638
Forest Laboratories, Inc.(a)........             7,600           351,728
France Telecom ADR..................             7,800           177,684
Fresh Del Monte Produce, Inc. ......             8,300           190,817
Friedman Billings Ramsey Group,
  Inc. .............................            75,200           870,816

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
General Growth Properties, Inc. ....             7,000      $    361,200
General Motors Corp. ...............             5,000           120,300
Gen-Probe, Inc.(a)..................             9,300           468,999
Gentex Corp. .......................            25,780           430,526
Glenborough Realty Trust, Inc. .....            24,800           488,064
Glimcher Realty Trust...............             2,600            71,084
Globix Corp.(a).....................            11,927            20,276
Graco, Inc. ........................             6,900           277,242
Greatbatch, Inc.(a).................            11,000           286,440
Grey Wolf, Inc.(a)..................            53,900           474,320
Grupo Aeroportuario del Sureste S.A.
  de CV ADR(a)......................             4,500           140,400
H&R Block, Inc. ....................            17,600           430,496
H.J. Heinz Co. .....................            10,500           356,370
H.lundbeck A/S(b)...................             7,300           162,815
Harley-Davidson, Inc. ..............             8,800           471,064
HCA, Inc. ..........................             6,210           304,787
HDFC Bank Ltd. ADR..................             2,600           154,544
Health Care REIT, Inc. .............            10,700           397,933
Health Management Associates,
  Inc. .............................             1,000            21,020
Heartland Express, Inc. ............             9,420           219,392
Helen of Troy Ltd.(a)...............            11,170           214,017
Hewlett-Packard Co. ................             2,000            62,360
Highwoods Properties, Inc. .........             4,400           138,776
Hitachi Ltd. ADR....................             2,800           197,400
Homebanc Corp. .....................            26,300           219,079
HOT Topic, Inc.(a)..................            22,920           329,131
Hub International Ltd. .............             3,700            97,199
Hudson City Bancorp, Inc. ..........            36,548           453,926
ICICI Bank Ltd. ADR.................             2,200            69,124
ImClone Systems, Inc.(a)............            13,700           493,611
Imperial Chemical Industries Plc
  ADR...............................             5,500           143,550
IMS Health, Inc. ...................            14,300           351,780
Inco Ltd. ..........................             3,500           179,480
India Fund, Inc. ...................             3,700           180,745

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Infineon Technologies AG ADR(a).....            22,100      $    208,403
Infosys Technologies Ltd. ADR.......             1,900           144,913
Integrated Electrical Services,
  Inc.(a)...........................            18,226            10,753
Intel Corp. ........................            20,630           438,800
International Game Technology.......            12,700           454,406
Invacare Corp. .....................             5,770           199,584
Investors Financial Services
  Corp. ............................            12,100           567,974
Invitrogen Corp.(a).................             3,500           241,080
Isle of Capri Casinos, Inc.(a)......            11,960           340,262
Janus Capital Group, Inc. ..........            10,810           225,821
JB Hunt Transport Services, Inc. ...            19,000           452,200
JetBlue Airways Corp.(a)............            37,693           491,517
Kawasaki Kisen Kaisha Ltd.(b).......            51,000           327,812
KB Home.............................             2,200           167,640
Keane, Inc.(a)......................            12,000           129,960
Kinetic Concepts, Inc.(a)...........            10,300           372,757
King Pharmaceuticals, Inc.(a).......             6,300           118,125
Kkr Finl Corp. .....................            11,500           257,485
Knight-Ridder, Inc. ................             6,300           392,175
Kohl's Corp.(a).....................             8,390           372,432
Kraft Foods, Inc. ..................             6,820           200,781
K-Swiss, Inc. ......................            10,100           319,665
Kt Corp. ADR........................             9,400           198,434
Kyocera Corp. ADR...................             1,900           167,960
L-3 Communications Holdings,
  Inc. .............................             2,800           226,856
Lafarge S.A. ADR....................             4,500           118,260
Lamar Advertising Co.(a)............             7,300           335,216
Lazard Ltd. ........................             2,000            71,720
LCA-Vision, Inc. ...................             3,300           185,361
Lennar Corp. .......................             2,500           156,400
Lexmark International, Inc.(a)......            15,800           767,406
Lincare Holdings, Inc.(a)...........             7,270           307,230
Linear Technology Corp. ............            10,500           390,705
Lions Gate Entertainment Corp.(a)...            17,800           158,420
Live Nation, Inc.(a)................            28,397           504,047

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Lubrizol Corp. .....................             3,400      $    155,516
Lucent Technologies, Inc.(a)........            94,300           248,952
Masco Corp. ........................            13,300           394,345
Maxim Integrated Products, Inc. ....             8,000           328,320
McAfee, Inc.(a).....................            10,400           241,176
McMoRan Exploration Co.(a)..........            15,600           316,992
Mechel Steel Group Oao ADR..........             1,900            55,062
Medical Properties Trust, Inc. .....            63,100           603,236
MFA Mortgage Investments, Inc. .....            32,100           208,008
Micrel, Inc.(a).....................            21,240           260,615
Mitsui OSK Lines Ltd.(b)............            37,300           338,007
Mittal Steel Co. N.V. ADR...........             4,500           162,900
Mobile Telesystems ADR..............             6,750           252,990
Mohawk Industries, Inc.(a)..........             7,550           642,052
Montpelier Re Holdings Ltd. ........             5,100            98,430
Mortgageit Holdings, Inc. ..........            12,200           164,090
Motorola, Inc. .....................            17,000           386,070
Murphy Oil Corp. ...................             9,200           524,400
Navistar International Corp.(a).....            11,400           310,080
Netease.com ADR(a)..................             1,000            71,400
Neustar, Inc.(a)....................             4,300           124,743
New Century Financial Corp. ........            10,100           396,223
New York Mortgage Trust, Inc. ......             1,400             7,980
Newcastle Investment Corp. .........             3,900           106,080
Newell Rubbermaid, Inc. ............            17,700           418,428
Nissan Motor Co., Ltd. ADR..........            10,100           225,735
Nokia OYJ ADR.......................            11,210           206,040
Nova Chemicals Corp. ...............             4,100           141,573
Novelis, Inc. ......................             3,300            63,294
Nu Skin Enterprises, Inc. ..........            21,620           420,725
NVR, Inc.(a)........................               634           503,555
Occulogix, Inc.(a)..................             6,900            85,215
Octel Corp. ........................             3,200            64,832
Openwave Systems, Inc.(a)...........            29,900           644,644
OSI Pharmaceuticals, Inc.(a)........            17,100           481,536

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Outback Steakhouse, Inc. ...........             9,720      $    449,356
Owens Corning(a)....................           186,882           766,216
Owens-Illinois, Inc.(a).............            35,780           786,802
PartnerRe Ltd. .....................             1,100            67,958
Patterson Co., Inc.(a)..............            10,980           379,139
Pearson Plc ADR.....................             6,400            83,200
Pegasus Communications Corp.(a).....             4,473            14,537
Pennsylvania Real Estate Investment
  Trust.............................             3,800           154,508
Pepsi Bottling Group, Inc. .........            15,400           446,600
Petco Animal Supplies, Inc.(a)......            14,200           310,412
Petsmart, Inc. .....................            12,900           323,274
PF Chang's China Bistro, Inc.(a)....             4,000           205,040
Pier 1 Imports, Inc. ...............            24,500           265,090
Pilgrim's Pride Corp. ..............            12,980           315,933
Plantronics, Inc. ..................            14,000           490,000
Platinum Underwriters Holdings
  Ltd. .............................             4,600           140,990
PMC -- Sierra, Inc.(a)..............            47,100           445,566
POSCO ADR...........................             7,900           453,381
Power Integrations, Inc.(a).........             9,080           240,529
Principal Financial Group, Inc. ....             4,070           191,941
Procter & Gamble Co. ...............             4,530           268,312
PSS World Medical, Inc.(a)..........            16,400           291,100
Quanta Services, Inc.(a)............            32,000           443,200
Quest Diagnostics...................             7,930           391,980
Quiksilver, Inc.(a).................            14,030           196,701
RadioShack Corp. ...................            14,400           319,680
Reckson Associates Realty Corp. ....             3,500           139,755
Rinker Group Ltd. ADR...............             1,000            63,810
Rogers Communications, Inc. ........             3,200           141,248
Ross Stores, Inc. ..................            16,400           467,400
Sappi Ltd. ADR......................            10,400           136,032
Sara Lee Corp. .....................            40,050           732,114
Saxon Cap, Inc. ....................            10,100           120,594
Schering-Plough Corp. ..............            33,680           644,972

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Scientific Games Corp. -- Class
  A(a)..............................            15,500      $    496,775
Sepracor, Inc.(a)...................             8,300           472,353
Shanda Interactive Entertainment
  Ltd. ADR(a).......................             4,300            72,025
Siemens AG ADR......................             1,500           137,400
Sigmatel, Inc.(a)...................            12,500           159,750
Silicon Laboratories, Inc.(a).......             4,100           201,843
SK Telecom Co., Ltd. ADR............             6,100           141,703
Sprint Corp. .......................            19,793           453,062
St Jude Medical, Inc.(a)............             2,000            98,260
State Street Corp. .................             3,710           224,307
Stora Enso Corp. ADR................             5,600            77,504
Stryker Corp. ......................             2,000            99,800
Sun Communities, Inc. ..............            18,700           621,401
Sun Microsystems, Inc.(a)...........            77,280           347,760
Sunset Financial Resources, Inc. ...            17,700           155,583
Sunstone Hotel Investors, Inc. .....            21,800           643,100
Swift Transportation Co., Inc.(a)...               100             2,363
Swiss Reinsurance ADR...............             3,700           274,518
Symantec Corp.(a)...................            16,670           306,395
Syneron Medical Ltd. ADR(a).........             1,000            27,820
Take-Two Interactive Software,
  Inc.(a)...........................            16,730           265,338
Taro Pharmaceuticals
  Industries(a).....................             5,100            75,786
TCF Financial Corp. ................            31,480           786,685
Tekelec(a)..........................            12,000           187,800
Telecom Corp of New Zealand Ltd.
  ADR...............................             4,500           139,815
Telefonica S.A. ADR.................             2,900           132,617
Telstra Corp Ltd. ADR...............             9,700           148,798
Tempur-Pedic International,
  Inc.(a)...........................            20,000           233,200
Teva Pharmaceutical.................             8,800           375,144
Texas Instruments, Inc. ............            10,560           308,669
The E.W. Scripps Company............             9,600           464,064
The Estee Lauder Co., Inc. .........            12,600           459,522

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
The Goodyear Tire & Rubber Co.(a)...             4,000      $     62,560
The Mills Corp. ....................            30,200         1,251,790
The Reynolds & Reynolds Co. ........            16,200           460,080
The Sherwin-Williams Co. ...........             9,700           513,130
Thomson Multimedia ADR..............             3,400            69,870
Thornburg Mortgage, Inc. ...........             5,300           135,839
ThyssenKrupp AG(b)..................             3,800            96,877
Tim Participacoes S.A. ADR..........             3,900           145,275
TJX Co., Inc. ......................            18,300           467,199
Toho Zinc Co., Ltd.(b)..............            26,000           250,237
Toll Brothers, Inc.(a)..............             1,000            34,000
Tom Online, Inc. ADR(a).............             3,100            73,873
Total System Services, Inc. ........            19,400           380,822
Toyoda Gosei Co., Ltd.(b)...........             7,900           156,242
Transatlantic Holdings, Inc. .......             6,210           393,404
Treehouse Foods, Inc.(a)............               100             1,965
Trend Micro, Inc.(b)................             3,800           126,661
Trustreet Properties, Inc. .........             6,600            96,954
TRW Automotive Holdings Corp.(a)....             7,560           194,292
United Dominion Realty Trust,
  Inc. .............................             9,400           238,854
UPM-Kymmene OYJ ADR.................             7,000           143,640
Valassis Communications, Inc.(a)....            26,170           730,143
Valeant Pharmaceuticals
  International.....................            34,580           621,057
Valspar Corp. ......................             1,000            27,220
VeriSign, Inc.(a)...................            18,100           429,875
Videsh Sanchar Nigam Ltd. ADR.......             7,100           127,019
Vodafone Group Plc ADR..............            13,000           274,430
Waters Corp.(a).....................            11,500           482,425
Whirlpool Corp. ....................             3,700           298,516
Willbros Group, Inc.(a).............             4,300            88,150
Willis Group Holdings Ltd. .........            25,880           898,295
WP Carey & Co., LLC.................             1,300            34,424
Wpp Group Plc ADR...................             1,300            72,241

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
Xilinx, Inc. .......................            14,700      $    413,952
XL Capital Ltd. ....................             4,100           277,406
Yahoo Japan Corp.(b)................               236           319,884
Zebra Technologies Corp.(a).........             9,800           441,294
                                                            ------------
TOTAL COMMON STOCK
  (PROCEEDS $96,418,666)............                          99,010,618
                                                            ------------
CORPORATE BONDS
Applied Extrusion, (Acquired
  05/14/2004 and 07/01/2004,
  Proceeds $20,888), 12.000%, due
  03/15/2012(d)(e)..................            16,663            16,663
Delphi Corp., 6.500%, due 08/15/2013
  (Default effective
  10/10/2005)(c)....................           294,000           163,905
Kaiser Aluminum & Chemical, 9.875%,
  due 2/15/2002 (Default effective
  02/12/2002)(c)(d).................         1,157,000           115,700
Muzak LLC, 9.875%, due
  03/15/2009(d).....................            75,000            45,750
                                                            ------------
TOTAL CORPORATE BONDS
  (PROCEEDS $351,763)...............                             342,018
                                                            ------------
EXCHANGE TRADED FUNDS
iShares Emerging Market.............             4,400           443,432
iShares Lehman 20+ Year Treasury
  Bond Fund.........................             4,655           422,069
iShares Russell 2000 Index Fund.....            18,000         1,302,300

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
iShares S&P 500 Index Fund..........             5,816      $    743,052
iShares South Korea Index Fund......             7,000           337,470
Semiconductor Holders Trust.........             1,000            37,510
SPDR Trust Series 1.................             6,000           765,000
                                                            ------------
TOTAL EXCHANGE TRADED FUNDS
  (PROCEEDS $3,813,700).............                           4,050,833
                                                            ------------
REVERSE REPURCHASE AGREEMENTS
Io Collateral, 4.510%, dated
  01/18/2006, due 02/13/2006,
  purchase price $2,711,804.........         2,703,000         2,703,000
Treasury Collateral, 4.300%, dated
  01/26/2006, due 12/31/2050,
  purchase price $2,877,201.........           972,000           972,000
                                                            ------------
TOTAL REVERSE REPURCHASE AGREEMENTS
  (PROCEEDS $3,675,000).............                           3,675,000
                                                            ------------
FOREIGN CURRENCY CONTRACTS
Australian Dollars..................           537,212           407,180
Canadian Dollars....................         1,038,010           910,097
European Monetary Unit..............           950,873         1,155,089
Hong Kong Dollars...................         2,674,650           344,218
Japanese Yen........................        63,322,243           539,796
Norwegian Kroner....................         2,686,698           403,826
Singapore Dollars...................           155,894            96,106

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                           SHARES OR
                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------
South Korean Won....................     1,253,684,866      $  1,299,627
Swiss Francs........................           719,896           562,861
Thailand Baht.......................         7,884,815           200,695
                                                            ------------
TOTAL FOREIGN CURRENCY CONTRACTS
  (PROCEEDS $5,822,832).............                           5,919,495
                                                            ------------
TOTAL SECURITIES SOLD SHORT
  (PROCEEDS $110,081,961)...........                        $112,997,964
                                                            ============

------------------------------
 ADR --American Depository Receipt

 (a) -- Non-income Producing

 (b) -- Foreign Denominated

 (c) -- Defaulted

 (d) -- Callable only if stock price equals predetermined price. As of January 31, 2006, bond is not callable.

 (e) -- Restricted

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Options Written -- January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

OPTIONS                                           CONTRACTS    VALUE
----------------------------------------------------------------------
CALL OPTIONS
0EM7
  Expiration: June 2006, Exercise Price:
     $95.50.....................................      76      $ 18,050
0EM7
  Expiration: June 2006, Exercise Price:
     $95.75.....................................      76         9,025
Agilent Technologies, Inc.
  Expiration: February 2006, Exercise Price:
     $35.00.....................................     100         6,500
Century Aluminum Co.
  Expiration: March 2006, Exercise Price:
     $30.00.....................................      40        19,600
Freescale Semiconductor, Inc.
  Expiration: February 2006, Exercise Price:
     $30.00.....................................     100           500
Mittal Steel Co. N. V
  Expiration: March 2006, Exercise Price:
     $30.00.....................................      80        50,400
NETL
  Expiration: March 2006, Exercise Price:
     $30.00.....................................      20        14,100
                                                              --------
TOTAL CALL OPTIONS
  (PREMIUMS RECEIVED $87,145)...................               118,175
                                                              --------

PUT OPTIONS
Agilent Technologies, Inc.
  Expiration: February 2006, Exercise Price:
     $35.00.....................................     100      $ 15,500
Dade Behring Holdings, Inc.
  Expiration: February 2006, Exercise Price:
     $40.00.....................................      60         8,550
Massey Energy Co.
  Expiration: March 2006, Exercise Price:
     $35.00.....................................      50         2,250
PF Chang's China Bistro, Inc.
  Expiration: February 2006, Exercise Price:
     $45.00.....................................      30           900
United States Steel Corp.
  Expiration: February 2006, Exercise Price:
     $50.00.....................................      50           500
                                                              --------
TOTAL PUT OPTIONS
  (PREMIUMS RECEIVED $41,603)...................                27,700
                                                              --------
TOTAL OPTIONS WRITTEN
  (PREMIUMS RECEIVED $128,748)..................              $145,875
                                                              ========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Futures Contracts -- January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                                          UNREALIZED
                                                                        APPRECIATION/
FUTURES CONTRACTS PURCHASED                                 CONTRACTS   (DEPRECIATION)
--------------------------------------------------------------------------------------
Eurodollar 90 Day Futures Contract, Expiring March 2006
  (Underlying Face Amount at Market Value $6,424,312).....      27        $ (23,113)
Eurodollar 90 Day Futures Contract, Expiring June 2006
  (Underlying Face Amount at Market Value $6,417,562).....      27          (25,300)
Eurodollar 90 Day Futures Contract, Expiring September
  2006
  (Underlying Face Amount at Market Value $6,417,563).....      27          (23,625)
Eurodollar 90 Day Futures Contract, Expiring December 2006
  (Underlying Face Amount at Market Value $6,419,925).....      27          (20,625)
Eurodollar 90 Day Futures Contract, Expiring March 2007
  (Underlying Face Amount at Market Value $6,423,300).....      27          (18,113)
Eurodollar 90 Day Futures Contract, Expiring June 2007
  (Underlying Face Amount at Market Value $7,138,875).....      30          (17,597)
Eurodollar 90 Day Futures Contract, Expiring September
  2007
  (Underlying Face Amount at Market Value $7,139,625).....      30          (15,422)
Eurodollar 90 Day Futures Contract, Expiring December 2007
  (Underlying Face Amount at Market Value $7,138,875).....      30          (13,660)
Eurodollar 90 Day Futures Contract, Expiring March 2008
  (Underlying Face Amount at Market Value $7,138,500).....      30          (12,898)
Eurodollar 90 Day Futures Contract, Expiring June 2008
  (Underlying Face Amount at Market Value $7,137,000).....      30          (12,298)
Eurodollar 90 Day Futures Contract, Expiring September
  2008
  (Underlying Face Amount at Market Value $7,135,125).....      30          (11,723)
Eurodollar 90 Day Futures Contract, Expiring December 2008
  (Underlying Face Amount at Market Value $7,132,125).....      30          (11,397)
Eurodollar 90 Day Futures Contract, Expiring March 2009
  (Underlying Face Amount at Market Value $7,130,625).....      30          (11,460)
Eurodollar 90 Day Futures Contract, Expiring June 2009
  (Underlying Face Amount at Market Value $4,752,250).....      20           (5,878)
Eurodollar 90 Day Futures Contract, Expiring September
  2009
  (Underlying Face Amount at Market Value $3,563,063).....      15           (1,861)
Eurodollar 90 Day Futures Contract, Expiring December 2010
  (Underlying Face Amount at Market Value $948,750).......       4             (913)
U.S. Treasury Bond Futures Contract, Expiring March 2006
  (Underlying Face Amount at Market Value $5,867,875).....      52           27,973

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Futures Contracts -- January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                          UNREALIZED
                                                                        APPRECIATION/
FUTURES CONTRACTS PURCHASED                                 CONTRACTS   (DEPRECIATION)
--------------------------------------------------------------------------------------
U.S. Treasury 10-Year Note Futures Contract, Expiring
  March 2006 (Underlying Face Amount at Market Value
  $11,060,625)............................................     102        $ (60,051)
                                                                          ---------
TOTAL FUTURE CONTRACTS PURCHASED..........................                 (257,961)
                                                                          ---------

                                                                          UNREALIZED
                                                                        APPRECIATION/
SHORT FUTURES CONTRACTS                                     CONTRACTS   (DEPRECIATION)
--------------------------------------------------------------------------------------
U.S. Treasury 2-Year Note Futures Contract, Expiring March
  2006 (Underlying Face Amount at Market Value
  $27,244,220)............................................     133        $  46,302
U.S. Treasury 5-Year Note Futures Contract, Expiring March
  2006 (Underlying Face Amount at Market Value
  $5,709,657).............................................      54           27,988
                                                                          ---------
TOTAL SHORT FUTURE CONTRACTS..............................                   74,290
                                                                          ---------
TOTAL FUTURE CONTRACTS....................................                $(183,671)
                                                                          =========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Swap Contracts -- January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

                                                             SHARES OR      UNREALIZED
                                                             NOTIONAL     APPRECIATION/
                                                              AMOUNT      (DEPRECIATION)
----------------------------------------------------------------------------------------
Argen Equity Swap
  (Underlying Face Amount at Market Value $1,039,451).....    1,000,000      $ 39,451
Bear Stearns Equity Swap
  (Underlying Face Amount at Market Value $12,106,482)....   12,000,000       (12,080)
Bear Stearns Default Swap
  (Underlying Face Amount at Market Value $10,529,365)....  (10,500,000)      (29,364)
CDX Credit Default Swap
  (Underlying Face Amount at Market Value $3,048,900).....   (3,000,000)      (78,900)
CMBS BBB Index Basis Swap
  (Underlying Face Amount at Market Value $4,026,346).....    4,000,000        26,346
Daimler Chrysler Credit Default Swap
  (Underlying Face Amount at Market Value $2,079,184).....   (2,000,000)      (79,184)
Dana Corp. Credit Default Swap
  (Underlying Face Amount at Market Value $765,482).......   (1,000,000)      234,518
Dow Jones Credit Default Swap
  (Underlying Face Amount at Market Value $15,391,718)....   14,550,000       632,561
Ford Motor Credit Company Credit Default Swap
  (Underlying Face Amount at Market Value $1,934,754).....    2,000,000       (65,246)
General Motors Acceptance Corp. Credit Default Swap
  (Underlying Face Amount at Market Value $1,004,690).....    1,000,000         4,690
Goldman Equity Swap
  (Underlying Face Amount at Market Value $12,002,547)....   12,000,000         3,868
Goldman Credit Default Swap
  (Underlying Face Amount at Market Value $42,009,812)....  (42,000,000)      (94,409)
Lehman Equity Swap
  (Underlying Face Amount at Market Value $12,007,036)....   12,000,000         7,036
Lehman Credit Default Swap
  (Underlying Face Amount at Market Value $10,058,759)....  (10,000,000)      (58,759)
Louisana Pacific Corp. Credit Default Swap
  (Underlying Face Amount at Market Value $1,009,709).....   (1,000,000)       (9,709)
Nordstrom, Inc. Credit Default Swap
  (Underlying Face Amount at Market Value $1,013,716).....   (1,000,000)      (13,716)
Philip Credit Default Swap
  (Underlying Face Amount at Market Value $1,021,831).....   (1,000,000)      (21,831)
                                                                             --------
TOTAL SWAP CONTRACTS......................................                   $485,272
                                                                             ========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

               ALPHA HEDGED STRATEGIES FUND
--------------------------------------------------------------------------
Assets:
  Investments, at value (cost $191,370,124)...............    $212,990,245
  Foreign currency contracts, at value (cost
    $4,502,591)...........................................       4,566,490
  Receivables from brokers for proceeds on securities sold
    short.................................................     103,411,966
  Receivable for investments sold.........................      11,461,652
  Deposit at broker for short sales.......................       3,823,552
  Receivable for Fund shares issued.......................       1,283,864
  Dividends and interest receivable.......................         376,660
  Other receivables.......................................         443,801
  Other assets............................................         216,749
                                                              ------------
       Total Assets.......................................     338,574,979
                                                              ------------
Liabilities:
  Securities sold short, at value (proceeds
    $104,259,129).........................................     107,078,469
  Foreign currency contracts, at value (proceeds
    $5,822,832)...........................................       5,919,495
  Written option contracts, at value (premiums received
    $128,748).............................................         145,875
  Borrowing on credit facility............................      43,000,000
  Payable for investments purchased.......................      11,612,851
  Payable to Adviser......................................         335,531
  Payable for Fund shares redeemed........................         295,910
  Dividends payable on short positions....................          88,188
  Payable for service fees................................          33,553
  Payable to broker for futures and swap contracts........          11,109
  Other payables..........................................         119,209
  Accrued expenses and other liabilities..................       2,703,119
                                                              ------------
       Total Liabilities..................................     171,343,309
                                                              ------------
Net Assets................................................    $167,231,670
                                                              ============
Net Assets Consist of:
  Shares of beneficial interest...........................    $153,402,565
  Accumulated net investment loss.........................        (647,037)
  Accumulated net realized loss on investments sold and
    securities sold short.................................      (4,195,715)
  Net unrealized appreciation (depreciation) on:
    Investments...........................................      21,620,121
    Foreign currency contracts............................         (32,764)
    Short positions.......................................      (2,819,340)
    Futures and swap contracts............................         (79,033)
    Written option contracts..............................         (17,127)
                                                              ------------
Total Net Assets..........................................    $167,231,670
                                                              ============
  Shares outstanding (unlimited shares authorized, $0.001
    par value)............................................      13,218,527
  Net asset value, offering and redemption price per
    share.................................................    $      12.65
                                                              ============

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF OPERATIONS

Six Months Ended January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

ALPHA HEDGED STRATEGIES FUND
-------------------------------------------------------------------------
Investment Income:
  Dividend income on long positions (net of
    foreign taxes withheld of $53,897)..........               $1,432,617
  Interest income...............................                3,385,412
                                                               ----------
       Total Investment Income..................                4,818,029
                                                               ----------
Expenses:
  Investment advisory fees......................  $1,767,704
  Shareholder servicing fees....................     176,771
  Operating services fees.......................     876,781
                                                  ----------
       Total operating expenses before interest
         expense and dividends on short
         positions..............................                2,821,256
  Interest expense on credit facility...........                1,071,821
  Dividends on short positions (net of foreign
    taxes withheld of $4,675)...................                  775,601
                                                               ----------
       Total Expenses...........................                4,668,678
                                                               ----------
  Net Investment Income.........................                  149,351
                                                               ----------
Realized and Unrealized Gain (Loss) on
  Investments:
  Realized gain (loss) on:
    Investments.................................   3,931,967
    Foreign currency contracts..................      18,287
    Short positions.............................  (5,296,450)
    Futures and swap contracts..................    (787,245)
    Written option contracts....................     100,037
                                                  ----------
    Net Realized Loss on Investments, Foreign
       Currency Contracts, Short Positions,
       Futures and Swap Contracts and Written
       Option Contracts.........................               (2,033,404)
  Change in unrealized appreciation
    (depreciation) on:
    Investments.................................   9,892,615
    Foreign currency contracts..................     (32,764)
    Short positions.............................    (835,254)
    Futures and swap contracts..................     408,339
    Written option contracts....................      26,198
                                                  ----------
    Net Unrealized Gain on Investments, Foreign
       Currency Contracts, Short Positions,
       Futures and Swap Contracts and Written
       Option Contracts.........................                9,459,134
                                                               ----------
    Net Realized and Unrealized Gain on
       Investments, Foreign Currency Contracts,
       Short Positions, Futures and Swap
       Contracts and Written Option Contracts...                7,425,730
                                                               ----------
Net Increase in Net Assets Resulting from
  Operations....................................               $7,575,081
                                                               ==========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             SIX MONTHS
                                               ENDED              YEAR
                                          JANUARY 31, 2006        ENDED
ALPHA HEDGED STRATEGIES FUND                (UNAUDITED)       JULY 31, 2005
---------------------------------------------------------------------------
Operations:
  Net investment gain (loss)..........      $    149,351      $   (533,008)
  Net realized loss on Investments,
     Foreign Currency Contracts, Short
     Positions, Futures and Swap
     Contracts and Written Option
     Contracts........................        (2,033,404)       (1,393,718)
  Change in unrealized appreciation on
     Investments, Foreign Currency
     Contracts, Short Positions,
     Futures and Swap Contracts and
     Written Option Contracts.........         9,459,134         7,197,350
                                            ------------      ------------
  Net Increase in Net Assets Resulting
     from Operations..................         7,575,081         5,270,624
                                            ------------      ------------
Dividends and Distributions to
  Shareholders:
  Net investment income...............          (525,555)               --
  Net realized gain on security
     transactions.....................                --                --
                                            ------------      ------------
  Total Dividends and Distributions...          (525,555)               --
                                            ------------      ------------
Capital Share Transactions:
  Proceeds from shares sold...........        57,758,736       124,202,089
  Proceeds from shares issued to
     holders in reinvestment of
     dividends........................           520,328                --
  Cost of shares redeemed.............       (21,153,134)      (24,268,779)
  Redemption fees retained............            21,017            45,722
                                            ------------      ------------
  Net Increase in Net Assets from
     Capital Share Transactions.......        37,146,947        99,979,032
                                            ------------      ------------
Total Increase in Net Assets..........        44,196,473       105,249,656
Net Assets:
  Beginning of period.................       123,035,197        17,785,541
                                            ------------      ------------
  End of period*......................      $167,231,670      $123,035,197
                                            ============      ============
  * Including undistributed net
     investment loss..................      $   (647,037)     $   (270,833)
                                            ============      ============

                     See notes to the financial statements

AIP Alternative Strategies Funds
STATEMENT OF CASH FLOWS

Six Months Ended January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

ALPHA HEDGED STRATEGIES FUND
--------------------------------------------------------------------------
Cash Provided by (Used in) Financing
  Activities:
Proceeds from shares sold................    $  57,758,736
Cost of shares redeemed..................      (21,132,116)
Net change in receivables/payables
  related to capital share
  transactions...........................         (629,820)
                                             -------------
Cash used in capital share
  transactions...........................       35,996,799
Cash used in short term borrowing on
  credit facility........................       20,500,000
Distributions paid in cash*..............           (5,227)
                                             -------------
                                                              $ 56,491,572
                                                              ------------
Cash Provided by (Used in) Operations:
Purchases of investments.................     (307,015,359)
Proceeds from sales of investments.......      287,380,896
                                             -------------
                                               (19,634,463)
                                             -------------

Increase in deposit at brokers for short
  sales..................................      (40,057,760)
Net investment gain......................          682,359
Net change in receivables/payables
  related to operations..................        2,518,291
                                             -------------
                                               (36,857,110)
                                                               (56,491,572)
                                                              ------------
Net change in cash.......................                               --
Cash, beginning of period................                               --
                                                              ------------
Cash, end of period......................                     $         --
                                                              ============
*Non-cash financing activities include
  reinvestment of dividends of...........    $     520,328
Supplemental Information:
  Cash paid for interest on short term
     borrowing on credit facility........    $     314,575

                     See notes to the financial statements.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
1. ORGANIZATION

AIP Alternative Strategies Funds (the "Trust") was organized as a Delaware statutory trust on April 12, 2002, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is an open-ended management investment company issuing one series of shares to investors, Alpha Hedged Strategies Fund (the "Fund"). The Fund is a diversified series and seeks to achieve consistent absolute returns with low correlation to traditional financial market indices by engaging in various relative value and securities arbitrage strategies. The Fund commenced operations on September 23, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the Nasdaq Stock Market ("NSM") are valued using the NASDAQ Official Closing Price ("NOCP"). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the Nasdaq National Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on January 31, 2006, and securities traded over-the-counter market are valued at the mean between the last bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Adviser and the Board shall take into account the

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security;
(iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security. Whenever a furnished price is significantly different from the previous day's price, the Adviser will review the price to determine if it is appropriate.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. It is the Trust's policy that the Fund will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements involve the risk that the market value of securities pledged as collateral may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. Such transactions are accounted for as borrowing

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

by the Fund and are subject to the Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%.

SHORT SALES
The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. At all times when the Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Fund does not require the brokers to maintain collateral in support of these receivables.

COLLATERAL ON SHORT SALES
As collateral for short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short.

FUTURES CONTRACTS
The Fund may purchase and sell futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

OPTIONS
The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.

The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a nonrefundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices.

The premium amount and the number of option contracts written during the six months ended January 31, 2006, were as follows:

                                          PREMIUM    NUMBER OF
                                          AMOUNT     CONTRACTS
                                         ---------   ---------
Options outstanding at July 31, 2005...  $  68,394       637
Options written........................    258,193     1,922
Options closed.........................    (30,491)      (97)
Options exercised......................    (60,644)     (580)
Options expired........................   (106,704)   (1,100)
                                         ---------    ------
Options outstanding at January 31,
  2006.................................  $ 128,748       782
                                         =========    ======

The premium amount and the number of option contracts purchased during the six months ended January 31, 2006, were as follows:

                                          PREMIUM    NUMBER OF
                                          AMOUNT     CONTRACTS
                                         ---------   ---------
Options outstanding at July 31, 2005...  $      --        --
Options purchased......................   (376,742)   (2,461)
Options closed.........................     73,613       758
Options exercised......................     16,807       109
Options expired........................     85,383       320
                                         ---------    ------
Options outstanding at January 31,
  2006.................................  $(200,939)   (1,274)
                                         =========    ======

SWAPS
The Fund has entered into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract at a rate equal to LIBOR plus 25 to 100 basis points. A short equity swap contract obligates the Fund to pay the

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contact at a rate equal to LIBOR less 25 to 100 basis points.

The Fund may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Fund to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Fund is also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Fund to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Fund will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract's expiration date.

Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Fund has entered into credit default swaps. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of the default is transferred from the holder of the fixed income security to the seller of the swap.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

FEDERAL INCOME TAXES
The Fund intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is recorded.

USE OF ESTIMATES
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

The components of distribution paid during the six months ended January 31, 2006 was as follows:

                       ORDINARY INCOME   LONG-TERM CAPITAL
                        DISTRIBUTIONS    GAIN DISTRIBUTIONS
                       ---------------   ------------------
Alpha Hedged
  Strategies Fund....     $525,555                --

The components of distribution paid during the fiscal year ended July 31, 2005 was as follows:

                       ORDINARY INCOME   LONG-TERM CAPITAL
                        DISTRIBUTIONS    GAIN DISTRIBUTIONS
                       ---------------   ------------------
Alpha Hedged
  Strategies Fund....          --                 --

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

CREDIT FACILITY
Custodial Trust Company has made available to the Fund a credit facility pursuant to a Loan and Pledge Agreement ("Agreement") dated September 30, 2002 for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company at any time. The Fund is permitted to borrow up to 33 1/3% of total assets. At January 31, 2006, the Fund had an outstanding loan payable balance of $43,000,000. The maximum amount outstanding during the period of August 1, 2005 through January 31, 2006 was $51,000,000. For the same period the Fund had an outstanding average daily balance of $41,682,065 under the credit facility. Borrowings under the Agreement are charged at the 30-day LIBOR rate plus 1%. As collateral for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

OTHER
Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recognized on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. Investment income for the Fund includes $1,640,280 of interest earned on receivables from brokers for proceeds on securities sold short.

3. INVESTMENT TRANSACTIONS

Purchases and sales of securities for the period ended January 31, 2006, (excluding short-term investments) aggregated $212,642,762 and $163,729,355, respectively. The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses, constructive sales, and certain taxable debt instruments.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

At July 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

    Cost of investments.........................    $135,541,939
                                                    ------------
    Gross unrealized appreciation...............      16,295,025
    Gross unrealized depreciation...............      (5,215,804)
                                                    ------------
    Net unrealized appreciation.................    $ 11,079,221
                                                    ============
    Undistributed ordinary income...............              --
    Undistributed long-term capital gain........              --
                                                    ------------
    Total distributable earnings................              --
                                                    ============
    Other accumulated losses....................      (4,299,642)
                                                    ------------
    Total accumulated earnings/(losses).........    $  6,779,579
                                                    ============

At July 31, 2005, the Fund had $158,404 and $148,676 of net realized capital loss carryovers, expiring in 2012 and 2013, respectively. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

The Fund had $1,212,489 of Post-October losses, which are deferred for tax purposes until the fiscal year ending July 31, 2006.

4. INVESTMENT ADVISORY AGREEMENTS

The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Alternative Investment Partners, LLC (the "Adviser"), whereby the Adviser receives an annual advisory fee of 2.50% of the Fund's average daily net assets. For the period ended January 31, 2006, the Fund paid the Adviser $1,767,704 pursuant to the Advisory Agreement. The Adviser has also entered into an Operating Services Agreement with the Fund to provide virtually all day-to-day operational services to the Fund. The Fund pays the Adviser an annual operating service fee of 1.24% of the Fund's average daily net assets. The Fund paid the Adviser $876,781 for the period ended January 31, 2006, pursuant to the Operating Services Agreement. The Adviser pays all the fees and expenses associated with the services it provides,

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

including, but not limited to, expenses of legal compliance, shareholder communications, and meetings of the shareholders. The Adviser also pays all the expenses related to marketing the Fund and related bookkeeping. The Adviser is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Adviser receives an annual shareholder service fee equal to 0.25% of the Fund's average daily net assets. For the period ended January 31, 2006, the Fund paid the Adviser $176,771 pursuant to the shareholder servicing fee. The combined effect of the Advisory Agreement, Operating Services Agreement, and the shareholder servicing fee is to place a cap or ceiling on the Fund's annual operating expenses at 3.99%, excluding brokerage commissions, interest on Fund borrowings, and dividends paid on short sales.

Pursuant to the sub-advisory agreements between the Adviser and various sub-advisers, who provide services to the Fund, the Adviser compensates the sub-advisers based on each sub-advisers' average daily net assets of the Fund.

The Adviser is affiliated with Asset Alliance Corporation ("Asset Alliance"). Asset Alliance is also affiliated with the Fund's Portfolio Research Consultant, Trust Advisors, LLC (the "Research Consultant"). As a result, the Adviser is also affiliated with the Research Consultant.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2006 (Unaudited) (continued)
--------------------------------------------------------------------------------

5. SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                              PERIOD ENDED                  YEAR ENDED
                            JANUARY 31, 2006              JULY 31, 2005
                       --------------------------   --------------------------
                         SHARES        AMOUNT         SHARES         AMOUNT
                       ----------   -------------   -----------   ------------
Shares sold..........   4,742,877   $  57,758,735    10,584,539   $124,202,089
Shares issued to
  shareholders in
  reinvestment of
  distributions......      42,931   $     520,328            --             --
Shares redeemed......  (1,738,447)    (21,132,116)   (2,070,529)   (24,223,057)
                       ----------   -------------   -----------   ------------
Net increase.........   3,047,361   $  37,146,947     8,514,010   $ 99,979,032
                                    =============                 ============
Shares outstanding:
  Beginning of
    period...........  10,171,166                     1,657,156
                       ----------                   -----------
  End of period......  13,218,527                    10,171,166
                       ==========                   ===========

AIP Alternative Strategies Funds
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                       SIX MONTHS                                           PERIOD FROM
                                         ENDING            YEAR            YEAR        SEPTEMBER 23, 2002(1)
           ALPHA HEDGED             JANUARY 31, 2006       ENDED           ENDED              THROUGH
         STRATEGIES FUND              (UNAUDITED)      JULY 31, 2005   JULY 31, 2004       JULY 31, 2003
------------------------------------------------------------------------------------------------------------
PER SHARE DATA(2):
Net Asset Value, Beginning of
 Period...........................      $  12.10         $  10.73        $    9.81          $    10.00
                                        --------         --------        ---------          ----------
 Gain (Loss) from Investment
   Operations:
   Net investment income (loss)...          0.02(3)          0.04(3)(4)       (0.24)(3)(4)           (0.17)(3)
   Net realized and unrealized
     gain (loss) on investments...          0.57             1.33             1.17               (0.02)
                                        --------         --------        ---------          ----------
   Total Gain (Loss) from
     Investment Operations........          0.59             1.37             0.93               (0.19)
                                        --------         --------        ---------          ----------
 Less Dividends and Distributions:
   Net investment income..........         (0.04)              --            (0.01)                 --
   Net realized gains.............            --               --               --                  --
                                        --------         --------        ---------          ----------
   Total Dividends and
     Distributions................         (0.04)              --            (0.01)                 --
                                        --------         --------        ---------          ----------
Net Asset Value, End of Period....      $  12.65         $  12.10        $   10.73          $     9.81
                                        ========         ========        =========          ==========
Total Return......................          4.91%(5)        12.77%            9.42%              (1.90%)(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted), end of
 period...........................      $167,232         $123,035        $  17,786          $   11,835
Ratio of expenses including
 dividends on short positions and
 interest expense to average net
 assets:..........................          6.60%(6)         4.96%            5.27%               4.92%(6)
Ratio of expenses excluding
 dividends on short positions and
 interest expense to average net
 assets:..........................          3.99%(6)         3.99%            3.99%               3.99%(6)
Ratio of net investment income
 (loss) including dividends on
 short positions and interest
 expense to average net assets:...          0.21%(6)        (0.88%)          (2.36%)             (2.00%)(6)
Ratio of net investment income
 (loss) excluding dividends on
 short positions and interest
 expense to average net assets:...          2.82%(6)         0.09%           (1.08%)             (1.07%)(6)
Ratio of interest expense and
 dividends on short positions to
 average net assets:..............          2.61%(6)         0.97%            1.28%               0.93%(6)
Portfolio turnover rate...........            97%             112%             146%                186%

------------------------------

(1) Commencement of operations.

(2) Information presented relates to a share of capital stock outstanding for the entire period.

(3) Net investment income (loss) per share before interest expense and dividends on short positions for the period ended January 31, 2006, the years ended July 31, 2005 and July 31, 2004, and for the period ended July 31, 2003 were $0.10, $0.15, ($0.11) and ($0.09), respectively.

(4) Had the Fund used the average shares outstanding method to calculate the net investment income (loss) and net realized and unrealized gain (loss) on investments on a per share basis for the year ended July 31, 2005, the figures would have been ($0.09) and $1.46, respectively. Figures for the year ended July 31, 2004 were calculated using this methodology.

(5) Not annualized.

(6) Annualized.
                     See notes to the financial statements.

AIP Alternative Strategies Funds
BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

January 31, 2006
--------------------------------------------------------------------------------

At its meeting on September 21, 2005, the Board of Trustees, including the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) (the "Board") of Alpha Hedged Strategies Fund (the "Fund"), voted to reapprove the current investment advisory agreement between the Fund and Alternative Investment Partners, LLC (the "Advisory Agreement") and the current sub-advisory agreements among the Fund, Alternative Investment Partners, LLC and each sub-adviser (the "Sub-advisory Agreements"). In connection with its reapproval of the Advisory and Sub-advisory Agreements, the Board considered the following factors:

- The nature, scope and quality of the services provided by Alternative Investment Partners and the sub-advisers;

- The investment performance of the Fund both on an absolute basis and on a relative basis in comparison to its peers; and

- The reasonableness of the cost of the services provided by Alternative Investment Partners and the sub-advisers.

In connection with the Advisory and Sub-advisory Agreement renewal process, the Board was provided with comparative information to aid in their decision-making. This information included reports prepared by US Bancorp Fund Services, LLC, the Fund's Administrative Services Agent (the "Fund Administrator"), which compared the advisory fees, the total operating expenses and the performance of the Fund to a peer group of funds. The Board also received a memorandum from Fund legal counsel summarizing the responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in reviewing advisory contracts.

Nature, Scope and Quality of Services. At each quarterly meeting of the Board of Trustees, management presents information describing the services furnished to the Fund by Alternative Investment Partners and the sub-advisers under the current Advisory and Sub-advisory Agreements including reports on the investment management, portfolio trading and compliance functions performed by Alternative Investment Partners and the sub-advisers under the Advisory and Sub-advisory Agreements.

The Board evaluated these factors based on their own direct experience with the Adviser and in consultation with their counsel. The Board concluded that the nature and scope of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser had not diminished over the past year and that the quality of service continued to be high. The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, including the sub-advisers and Trust Advisors LLC (the "Research Consultant"), (ii) the Adviser exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Advisory Agreement, (iii) the Adviser was very responsive to the requests of the Trustees, (iv) the Adviser has consistently kept the Board apprised of developments relating to the Fund and the industry in general and (v) the Adviser continues to demonstrate the ability to grow the Fund.

Investment Performance. The Board reviewed the performance of the Fund, both on an absolute basis and as compared to its peer group. The Fund's performance against the peer group was used by the Board to provide an objective comparative benchmark against which the Fund's performance could be assessed. However, the Adviser noted that the Fund offers a unique product and therefore the peer groups do not mirror the Fund in whole. The Adviser will continue to refine the comparative data and monitor the marketplace for more comparable products. The Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund's shareholders the total return performance that was available in the marketplace given the Fund's investment objectives, strategies limitations and restrictions.

Cost of Services. The Board also reviewed information prepared by the Fund Administrator comparing the Fund's contractual advisory fees with a peer group of funds, and comparing the Fund's overall expense ratio to the expense ratios of a peer group of funds, both before and after fee waivers and expense reimbursement. The Adviser noted that the sub-advisory and research consultant fees are paid out of the Adviser's fee. The Board also reviewed information regarding expenses presented by management, which showed that overall expenses of the Fund. Based on this information, the Board concluded that the Fund's expenses are in line with its peers, and that management of Alternative Investment Partners is doing a credible job of effectively managing expenses, notwithstanding that the Fund's small size presents challenges given the lack of the ability to spread fixed costs and minimum fees, such as fund accounting fees, auditing fees, legal fees, transfer agent fees, custody fees, etc., over a larger base of assets.

Based on the factors discussed above, the Board recommended and approved continuation of the Advisory and Sub-advisory Agreements.

                               INVESTMENT ADVISER
                      Alternative Investment Partners, LLC
                      701 Westchester Avenue, Suite 312-W
                             White Plains, NY 10604

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                        ADMINISTRATOR AND TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                            Custodial Trust Company
                              101 Carnegie Center
                              Princeton, NJ 08540

                                 LEGAL COUNSEL
                                 Blank Rome LLP
                              405 Lexington Avenue
                               New York, NY 10174

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                                   Suite 1800
                              Milwaukee, WI 53202

                          TOLL FREE TELEPHONE NUMBER:
                                 1-877-Low-Beta
                                (1-877-569-2382)

            The Fund's Statement of Additional Information contains
       additional information about the Fund's Trustees and is available without charge upon request by calling

                                 1-877-569-2382

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Fund's website, www.aipfunds.com, or on the SEC's website, at www.sec.gov.
     Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2005 is available without charge upon request by calling 1-877-569-2382; or on the SEC's website, at
                                  www.sec.gov.

                 This report must be accompanied or preceded by
                         the Fund's current prospectus.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see the attached financial statements as of January 31, 2006.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers



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

     have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing."

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.



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

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) AIP Alternative Strategies Funds
                      ----------------------------------------------------------

         By (Signature and Title)* /s/ Lee Schultheis
                                   ---------------------------------------------
                                       Lee Schultheis, President

         Date March 27, 2006
              ------------------------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ Lee Schultheis
                                   ---------------------------------------------
                                       Lee Schultheis, President

         Date March 27, 2006
              ------------------------------------------------------------------

         By (Signature and Title)* /s/ Stephen G. Bondi
                                   ---------------------------------------------
                                       Stephen G. Bondi, Treasurer

         Date March 27, 2006
              ------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.


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